Schedule of Investments
(unaudited)
December 31, 2025
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 6.8%
(a)(b)
AIMCO CLO 11 Ltd., Series 2020-11A,
Class A1R2, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%),
5.22%, 07/17/37 ............ USD 250 $ 251,032
AREIT Ltd., Series 2025-CRE10,
Class A, (1-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 5.12%,
12/17/29 ................. 105 104,886
Assurant CLO II Ltd., Series 2018-2A,
Class D, (3-mo. CME Term SOFR
at 2.85% Floor + 3.11%), 7.00%,
04/20/31 ................. 250 250,005
Birch Grove CLO 3 Ltd., Series 2021-
3A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%),
5.48%, 01/19/38 ............ 250 250,469
BlueMountain CLO Ltd.
Series 2018-3A, Class A1R, (3-mo.
CME Term SOFR at 1.19% Floor
+ 1.19%), 5.05%, 10/25/30 ... 86 85,842
Series 2018-3A, Class BR, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 5.71%, 10/25/30 ... 100 100,150
CBAM Ltd., Series 2020-13A, Class A,
(3-mo. CME Term SOFR at 1.43%
Floor + 1.69%), 5.58%, 01/20/34 . 250 250,378
Cedar Funding XIV CLO Ltd., Series
2021-14A, Class AR, (3-mo. CME
Term SOFR at 1.38% Floor +
1.38%), 5.28%, 10/15/37 ....... 250 250,850
CIFC Funding Ltd., Series 2018-3A,
Class A1R, (3-mo. CME Term SOFR
at 1.27% Floor + 1.27%), 5.35%,
10/18/38 ................. 250 250,664
Golub Capital Partners CLO 53B Ltd.,
Series 2021-53A, Class AR, (3-mo.
CME Term SOFR at 0.98% Floor +
0.98%), 4.86%, 07/20/34 ....... 250 249,778
Madison Park Funding XXXV Ltd.,
Series 2019-35A, Class CR, (3-mo.
CME Term SOFR at 1.90% Floor +
2.16%), 6.05%, 04/20/32 ....... 250 250,626
OCP CLO Ltd.
Series 2017-13A, Class AR2, (3-mo.
CME Term SOFR at 1.34% Floor
+ 1.34%), 5.21%, 11/26/37 ... 250 250,956
Series 2019-17A, Class AR2, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.28%, 07/20/37 ... 250 250,870
OHA Credit Funding 5 Ltd., Series
2020-5A, Class B1R, (3-mo. CME
Term SOFR at 1.70% Floor +
1.70%), 5.58%, 10/18/37 ....... 250 251,125
OHA Loan Funding Ltd., Series 2015-
1A, Class A1R4, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%),
5.13%, 10/19/38 ............ 250 250,623
Palmer Square Loan Funding Ltd.,
Series 2024-2A, Class D, (3-mo.
CME Term SOFR at 4.70% Floor +
4.70%), 8.60%, 01/15/33 ....... 250 250,013
Post CLO VI Ltd., Series 2024-2A,
Class A1, (3-mo. CME Term SOFR
at 1.42% Floor + 1.42%), 5.30%,
01/20/38 ................. 250 251,019
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Regatta XXVIII Funding Ltd., Series
2024-2A, Class A1, (3-mo. CME
Term SOFR at 1.55% Floor +
1.55%), 5.41%, 04/25/37 ....... USD 250 $ 250,625
TCW CLO Ltd., Series 2019-2A, Class
A1R2, (3-mo. CME Term SOFR
at 1.27% Floor + 1.27%), 5.15%,
01/20/38 ................. 250 250,528
Trestles CLO II Ltd., Series 2018-2A,
Class A1R, (3-mo. CME Term SOFR
at 1.57% Floor + 1.57%), 5.43%,
07/25/37 ................. 250 250,930
Trestles CLO III Ltd., Series 2020-3A,
Class ER, (3-mo. CME Term SOFR
at 6.10% Floor + 6.10%), 9.98%,
10/20/37 ................. 250 252,883
Trestles CLO VIII Ltd., Series 2025-8A,
Class A1, (3-mo. CME Term SOFR
at 1.33% Floor + 1.33%), 5.63%,
06/11/35 .................. 250 250,274
Whitebox CLO II Ltd., Series 2020-2A,
Class A1R2, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%),
5.25%, 10/24/37 ............ 250 250,884
5,305,410
Jersey, Channel Islands — 1.6%
(a)(b)
Benefit Street Partners CLO XXIX Ltd.,
Series 2022-29A, Class AR, (3-mo.
CME Term SOFR at 1.18% Floor +
1.18%), 5.04%, 01/25/38 ....... 250 249,882
Benefit Street Partners CLO XXXV Ltd.,
Series 2024-35A, Class D, (3-mo.
CME Term SOFR at 3.30% Floor +
3.30%), 7.16%, 04/25/37 ....... 250 250,971
CarVal CLO VIII-C Ltd., Series 2022-
2A, Class A1R, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%),
5.28%, 10/22/37 ............ 250 250,829
CarVal CLO X-C Ltd., Series 2024-2A,
Class A, (3-mo. CME Term SOFR
at 1.46% Floor + 1.46%), 5.34%,
07/20/37 ................. 250 250,878
Park Blue CLO 2023-IV Ltd., Series
2023-4A, Class A1, (3-mo. CME
Term SOFR at 1.85% Floor +
1.85%), 5.71%, 01/25/37 ....... 250 250,482
1,253,042
United Kingdom — 0.1%
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(c)
.... GBP 29 40,525
United States — 5.7%
(a)
ACRES LLC, Series 2025-FL3, Class
A, (1-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.35%,
08/18/40
(b)
................ USD 200 200,265
ARI Fleet Lease Trust, Series 2023-B,
Class A3, 5.89%, 07/15/32 ..... 100 102,134
Barings Equipment Finance LLC,
Series 2025-A, Class A4, 5.02%,
06/13/50 ................. 63 64,890
College Avenue Student Loans LLC
Series 2021-A, Class A1, (1-mo.
CME Term SOFR at 1.10% Floor
+ 1.21%), 4.95%, 07/25/51
(b)
.. 34 34,174

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-C, Class A2, 2.32%,
07/26/55 ............... USD 107 $ 98,193
Series 2023-A, Class A2, 5.33%,
05/25/55 ............... 76 76,846
Compass Datacenters Issuer III LLC,
Series 2025-3A, Class A2, 5.29%,
07/25/50 ................. 39 39,234
EDvestinU Private Education Loan
Issue No. LLC, Series 2021-A, Class
A, 1.80%, 11/25/45 .......... 49 45,787
ELFI Graduate Loan Program LLC
Series 2023-A, Class A, 6.37%,
02/04/48 ............... 74 77,497
Series 2024-A, Class A, 5.56%,
08/25/49 ............... 71 72,673
Enterprise Fleet Financing LLC, Series
2022-3, Class A3, 4.29%, 07/20/29 132 132,200
FIGRE Trust, Series 2024-SL1, Class
A1, 5.75%, 07/25/53
(b)
........ 103 104,989
Foundation Finance Trust, Series 2024-
2A, Class B, 4.93%, 03/15/50 ... 85 84,972
FS Rialto Issuer LLC, Series 2025-
FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%),
5.12%, 08/19/42
(b)
........... 100 99,957
GoldenTree Loan Management US
CLO 10 Ltd., Series 2021-10A,
Class DR, (3-mo. CME Term SOFR
at 3.10% Floor + 3.10%), 6.98%,
10/20/37
(b)
................ 250 249,836
GoodLeap Home Improvement
Solutions Trust, Series 2025-1A,
Class A, 5.38%, 02/20/49 ...... 38 38,268
Green Lakes Park CLO LLC, Series
2025-1A, Class ARR, (3-mo. CME
Term SOFR at 1.18% Floor +
1.18%), 5.04%, 01/25/38
(b)
..... 250 249,949
GreenSky Home Improvement Issuer
Trust, Series 2024-2, Class A2,
5.25%, 10/27/59 ............ 15 15,234
Lendmark Funding Trust, Series 2024-
1A, Class D, 7.21%, 06/21/32 ... 110 112,075
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%,
03/20/36 ............... 100 98,454
Series 2024-BA, Class C, 5.73%,
11/20/38 ............... 100 102,277
Series 2025-AA, Class C, 5.69%,
05/20/38 ............... 100 101,576
Navient Private Education Refi Loan
Trust, Series 2021-A, Class A,
0.84%, 05/15/69 ............ 121 111,570
Navient Refinance Loan Trust, Series
2025-B, Class A, 4.72%, 09/15/55 94 94,466
Navient Student Loan Trust, Series
2023-BA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.70%),
5.68%, 03/15/72
(b)
........... 46 46,185
Nelnet Student Loan Trust
Series 2021-A, Class APT2, 1.36%,
04/20/62 ............... 30 27,974
Series 2021-BA, Class AFL, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.89%), 4.63%, 04/20/62
(b)
.. 59 58,772
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-CA, Class AFL, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.85%), 4.59%, 04/20/62
(b)
.. USD 61 $ 60,428
Series 2025-BA, Class B, 4.98%,
05/17/55 ............... 100 100,188
Series 2025-BA, Class C, 5.38%,
05/17/55 ............... 100 100,309
Series 2025-BA, Class D, 6.04%,
05/17/55 ............... 100 99,823
NYMT Trust, Series 2024-RR1, Class
A, 7.37%, 05/25/64
(d)
......... 88 87,783
OneMain Financial Issuance Trust
Series 2023-2A, Class A2, (SOFR
30 day Average at 0.00% Floor +
1.50%), 5.48%, 09/15/36
(b)
... 125 126,076
Series 2023-2A, Class B, 6.17%,
09/15/36 ............... 125 128,517
Point Broadband Funding LLC
Series 2025-1A, Class A2, 5.34%,
07/20/55 ............... 75 75,548
Series 2025-1A, Class B, 5.73%,
07/20/55 ............... 100 100,755
Regional Management Issuance Trust
Series 2021-2, Class A, 1.90%,
08/15/33 ............... 100 96,961
Series 2024-1, Class A, 5.83%,
07/15/36 ............... 100 101,934
Republic Finance Issuance Trust,
Series 2024-B, Class A, 5.42%,
11/20/37 .................. 100 101,895
Retained Vantage Data Centers Issuer
LLC, Series 2025-1A, Class A2A,
5.09%, 08/15/50 ............ 28 27,742
SMB Private Education Loan Trust
Series 2018-C, Class A2A, 3.63%,
11/15/35 ............... 25 25,358
Series 2021-A, Class A2A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.84%), 4.59%, 01/15/53
(b)
.. 70 69,661
Series 2021-A, Class A2B, 1.59%,
01/15/53 ............... 70 65,227
Series 2021-C, Class APT1, 1.39%,
01/15/53 ............... 40 37,248
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 82 80,295
Series 2022-A, Class APT, 2.85%,
11/16/54 ............... 71 67,247
Series 2022-D, Class B, 6.15%,
10/15/58 ............... 60 61,612
Series 2023-A, Class A1B, (SOFR
30 day Average at 1.50% Floor +
1.50%), 5.48%, 01/15/53
(b)
... 70 70,352
Series 2023-B, Class A1B, (SOFR
30 day Average at 1.80% Floor +
1.80%), 5.78%, 10/16/56
(b)
... 80 81,829
Series 2023-C, Class A1A, 5.67%,
11/15/52 ............... 110 112,452
SoFi Consumer Loan Program Trust,
Series 2025-1, Class A, 4.80%,
02/27/34 ................. 66 65,871
4,485,558
Total Asset-Backed Securities — 14.2%
(Cost: $ 10,997,597 ) .............................. 11,084,535

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Corporate Bonds
Australia — 0.7%
BHP Billiton Finance Ltd.
(c)
3.64% , 09/04/35 ............ EUR 100 $ 115,645
3.64% , 09/04/35 ............ 100 115,646
Glencore Capital Finance DAC , 3.67% ,
10/06/32
(c)
................ 150 175,145
Mineral Resources Ltd. , 8.00% ,
11/01/27
(a)
................ USD 100 102,130
508,566
Belgium — 0.3%
Telenet Finance Luxembourg Notes
SARL , 5.50% , 03/01/28
(a)
...... 200 198,854
Canada — 1.0%
1011778 BC ULC , 4.00% , 10/15/30
(a)
100 95,241
Bell Telephone Co. of Canada or Bell
Canada , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.39%), 6.88% ,
09/15/55
(b)
................ 100 103,173
Brookfield Residential Properties, Inc. ,
4.88% , 02/15/30
(a)
........... 100 93,145
Garda World Security Corp. , 6.00% ,
06/01/29
(a)
................ 100 98,069
Methanex Corp. , 5.13% , 10/15/27 ... 100 100,566
NOVA Chemicals Corp. , 4.25% ,
05/15/29
(a)
................ 100 97,461
Open Text Corp. , 3.88% , 02/15/28
(a)
. 100 98,139
Rogers Communications, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 2.62%),
7.13% , 04/15/55
(b)
........... 100 105,299
791,093
Czech Republic — 0.3%
(c)
Allwyn Entertainment Financing UK plc ,
7.25% , 04/30/30 ............ EUR 90 111,056
EP Infrastructure A/S , 4.13% , 02/27/33 100 115,977
227,033
Denmark — 0.1%
SGL Group ApS , (3-mo. EURIBOR
at 0.00% Floor + 4.75%), 6.77% ,
04/22/30
(b)
................ 100 113,384
Finland — 0.4%
(c)
Citycon Treasury BV , 1.63% , 03/12/28 100 108,729
Mehilainen Yhtiot Oy , 5.13% , 06/30/32 200 238,608
347,337
France — 3.5%
Atos SE
(c)(d)
9.36% , 12/18/29 ............ 122 164,341
5.20% , 12/18/30 ............ 29 33,609
Banijay Entertainment SAS , 7.00% ,
05/01/29
(c)
................ 100 121,901
Eutelsat SA , 9.75% , 04/13/29
(c)
.... 100 125,327
Forvia SE , 5.50% , 06/15/31
(c)
...... 100 121,587
Goldstory SAS , (3-mo. EURIBOR
at 0.00% Floor + 4.00%), 6.05% ,
02/01/30
(b) (c)
............... 100 118,953
IPD 3 BV , 5.50% , 06/15/31
(c)
...... 100 118,867
Lion/Polaris Lux 4 SA
(3-mo. EURIBOR at 0.00% Floor +
3.63%), 5.64% , 07/01/29
(b) (c)
.. 200 237,753
Loxam SAS , 4.25% , 02/15/31
(c)
.... 100 117,567
Security
Par (000)
Par (000) Value
France (continued)
Lune Holdings SARL , 5.63% ,
11/15/28
(c)
................. EUR 100 $ 13,515
Maya SAS
5.38% , 04/15/30
(c)
........... 100 121,319
6.88% , 04/15/31
(c)
........... 100 125,359
8.50% , 04/15/31
(a)
........... USD 200 215,250
New Immo Holding SA
(c)
5.88% , 04/17/28 ............ EUR 100 121,563
4.95% , 11/14/30 ............ 100 118,199
Opal Bidco SAS , 5.50% , 03/31/32
(c)
. 100 121,232
Paprec Holding SA , 4.13% , 07/15/30
(c)
100 118,080
RCI Banque SA
(b)(c)
(5-Year EURIBOR ICE Swap Rate
+ 2.75%), 5.50% , 10/09/34 ... 100 123,859
(5-Year EURIBOR ICE Swap Rate
+ 2.20%), 4.75% , 03/24/37 ... 100 119,769
Worldline SA
(c)
4.13% , 09/12/28 ............ 200 211,712
5.25% , 11/27/29 ............ 100 103,720
5.50% , 06/10/30 ............ 100 102,510
2,775,992
Germany — 2.9%
(c)
Alstria Office AG , 5.50% , 03/20/31 .. 100 120,292
Aroundtown Finance SARL
(b)(e)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.16%), 7.88% ........... USD 150 150,758
(5-Year EURIBOR ICE Swap Rate
+ 3.43%), 5.25% .......... EUR 100 114,551
Bayer AG , (5-Year EUR Swap Annual +
3.75%), 4.50% , 03/25/82
(b)
..... 100 118,908
Dynamo Newco II GmbH , 6.25% ,
10/15/31 ................. 100 119,699
Grand City Properties SA , (5-Year EUR
Swap Annual + 2.18%), 1.50%
(b) (e)
100 115,691
Gruenenthal GmbH
6.75% , 05/15/30 ............ 100 122,925
4.63% , 11/15/31 ............ 100 118,753
IHO Verwaltungs GmbH , 8.75% ,
( 8.75 % Cash or 9.50 % PIK),
05/15/28
(b) (f)
................ 100 122,802
Nidda Healthcare Holding GmbH
7.00% , 02/21/30 ............ 100 121,990
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.28% , 10/15/32
(b)
... 109 129,253
Schaeffler AG , 4.25% , 04/01/28 .... 100 119,966
Traton Finance Luxembourg SA , (3-mo.
EURIBOR at 0.00% Floor + 1.00%),
3.01% , 01/21/26
(b)
........... 100 117,559
Volkswagen Financial Services AG ,
(3-mo. EURIBOR + 0.78%), 2.85% ,
06/10/27
(b)
................ 32 37,719
Volkswagen Leasing GmbH , 3.63% ,
10/11/26 .................. 31 36,729
Vonovia SE , Series B , 0.88% ,
05/20/32
(g)
................ 100 113,583
Wintershall Dea Finance 2 BV , (5-Year
EURIBOR ICE Swap Rate + 3.94%),
6.12%
(b) (e)
................. 100 119,889
ZF Europe Finance BV
2.50% , 10/23/27 ............ 100 115,739
7.00% , 06/12/30 ............ 200 247,612
2,264,418

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Greece — 0.3%
(c)
National Bank of Greece SA , (5-Year
EURIBOR ICE Swap Rate + 3.15%),
5.88% , 06/28/35
(b)
........... EUR 100 $ 125,561
Public Power Corp. SA , 4.25% ,
10/31/30 ................. 100 119,104
244,665
Ireland — 0.3%
Cedacri SpA , (3-mo. EURIBOR at
0.00% Floor + 5.50%), 7.56% ,
05/15/28
(b) (c)
............... 100 118,834
GGAM Finance Ltd. , 6.88% , 04/15/29
(a)
USD 100 103,719
222,553
Israel — 0.2%
Teva Pharmaceutical Finance
Netherlands II BV , 7.88% , 09/15/31 EUR 100 140,583
Teva Pharmaceutical Finance
Netherlands III BV , 3.15% , 10/01/26 USD 40 39,475
180,058
Italy — 2.1%
Bubbles Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.27% ,
09/30/31
(b) (c)
............... EUR 100 118,512
Duomo Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 3.25%), 5.31% ,
01/15/32
(b) (c)
............... 100 118,420
Engineering - Ingegneria Informatica -
SpA , 11.13% , 05/15/28
(c)
....... 100 124,399
Fedrigoni SpA , (3-mo. EURIBOR at
0.00% Floor + 4.00%), 6.02% ,
01/15/30
(b) (c)
............... 100 115,094
FIS Fabbrica Italiana Sintetici SpA ,
5.63% , 08/01/27
(c)
........... 100 117,518
Gruppo San Donato SpA , 6.50% ,
10/31/31
(c)
................ 100 119,613
Irca SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.85% , 12/15/29
(b) (c)
100 119,421
Itelyum Regeneration SpA , 5.75% ,
04/15/30
(c)
................ 100 117,136
Lottomatica Group SpA , 5.38% ,
06/01/30
(c)
................ 100 121,481
Multiversity SpA , (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.32% ,
05/17/31
(b) (c)
............... 100 118,833
Rossini SARL , (3-mo. EURIBOR at
0.00% Floor + 3.88%), 5.89% ,
12/31/29
(b) (c)
............... 42 50,742
TeamSystem SpA , (3-mo. EURIBOR
at 0.00% Floor + 3.50%), 5.53% ,
07/31/31
(b) (c)
............... 100 118,325
Telecom Italia Capital SA , 7.72% ,
06/04/38 ................. USD 19 21,047
UniCredit SpA , 3.73% , 06/10/35
(c)
... EUR 100 117,210
Unipol Assicurazioni SpA , 4.90% ,
05/23/34
(c)
................ 100 123,135
1,620,886
Japan — 0.6%
(c)
Nissan Motor Co. Ltd. , 5.25% , 07/17/29 100 120,658
SoftBank Group Corp.
5.25% , 10/10/29 ............ 100 119,305
5.88% , 07/10/31 ............ 100 120,086
3.88% , 07/06/32 ............ 100 109,871
469,920
Security
Par (000)
Par (000) Value
Jersey, Channel Islands — 0.2%
Aston Martin Capital Holdings Ltd. ,
10.38% , 03/31/29
(c)
.......... GBP 100 $ 122,702
Luxembourg — 2.3%
ADLER Financing SARL , 8.25% ,
( 8.25 % Cash or 8.25 % PIK),
12/31/28
(f)
................. EUR 190 231,387
Breakwater Energy Holdings SARL ,
9.25% , 11/15/30
(a)
........... USD 250 261,789
Encore Issuances SA , (1-mo.
EURIBOR + 3.00%), 4.93% ,
08/14/26
(b) (c)
............... EUR 32 37,755
Essendi SA , 6.38% , 10/15/29
(c)
..... 100 123,425
Garfunkelux Holdco 3 SA , 9.00% ,
09/01/28
(c)
................ 48 54,002
INEOS Finance plc , 6.38% , 04/15/29
(c)
100 103,114
ION Platform Finance SARL
(c)
7.88% , 05/01/29 ............ 100 119,274
6.50% , 09/30/30 ............ 100 113,724
6.88% , 09/30/32 ............ 101 113,536
Kleopatra Finco SARL , 4.25% ,
03/01/26
(c) (h) (i)
............... 100 55,234
Maxam Prill SARL , 6.00% , 07/15/30
(c)
200 240,136
Summer BC Holdco B SARL , (3-mo.
EURIBOR at 0.00% Floor + 4.25%),
6.31% , 02/15/30
(b) (c)
.......... 100 110,164
Vivion Investments SARL
(c)
8.25% , ( 8.25 % Cash or 8.00 % PIK),
02/28/29
(f)
.............. 101 117,351
5.63% , 06/08/30 ............ 100 113,186
1,794,077
Netherlands — 2.2%
Boels Topholding BV , 5.75% , 05/15/30
(c)
100 121,515
Cooperatieve Rabobank UA , (3-mo.
EURIBOR + 0.52%), 0.38% ,
12/01/27
(b) (c)
............... 300 346,169
Heineken NV , 4.24% , 11/14/45
(c)
.... 100 113,408
IMCD NV , 2.13% , 03/31/27
(c)
...... 200 233,130
Q-Park Holding I BV , 5.13% , 02/15/30
(c)
100 121,336
Sunrise FinCo. I BV , 4.88% , 07/15/31
(a)
USD 200 190,500
Trivium Packaging Finance BV ,
12.25% , 01/15/31
(a)
.......... 200 217,007
VZ Secured Financing BV
5.00% , 01/15/32
(a)
........... 200 180,991
5.25% , 01/15/33
(c)
........... EUR 100 115,216
VZ Vendor Financing II BV , 2.88% ,
01/15/29
(c)
................ 100 111,000
1,750,272
Spain — 0.9%
Arena Luxembourg Finance SARL ,
(3-mo. EURIBOR at 0.00% Floor +
2.50%), 4.55% , 05/01/30
(b) (c)
.... 100 118,564
Banco Bilbao Vizcaya Argentaria SA ,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.25%), 7.75%
(b) (e)
........... USD 200 214,122
Cirsa Finance International SARL ,
(3-mo. EURIBOR + 3.00%), 5.10% ,
10/15/32
(b) (c)
............... EUR 100 118,562
Grifols SA , 7.13% , 05/01/30
(c)
...... 100 123,296
Kaixo Bondco Telecom SA , 5.13% ,
09/30/29
(c)
................ 100 118,948
693,492

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Sweden — 0.5%
Dometic Group AB , 5.00% , 09/11/30
(c)
EUR 100 $ 119,625
Preem AB , 12.00% , 06/30/27
(c)
..... 80 97,047
Stena International SA , 7.25% ,
01/15/31
(a)
................ USD 200 203,881
420,553
Switzerland — 0.4%
Dufry One BV , 4.50% , 05/23/32
(c)
... EUR 100 120,291
gategroup Finance Luxembourg SA ,
3.00% , 02/28/27
(c)
........... CHF 50 62,812
VistaJet Malta Finance plc , 9.50% ,
06/01/28
(a)
................ USD 100 103,428
286,531
United Kingdom — 6.1%
Ardonagh Finco Ltd. , 6.88% , 02/15/31
(c)
EUR 100 121,125
BCP V Modular Services Finance II
plc
(c)
6.13% , 11/30/28 ............ GBP 100 126,529
6.50% , 07/10/31 ............ EUR 100 109,569
Bellis Acquisition Co. plc , 8.13% ,
05/14/30
(c)
................ GBP 116 145,429
Biffa Group Holdings Ltd.
(c)
5.25% , 06/15/31 ............ EUR 100 117,180
7.38% , 06/15/31 ............ GBP 100 135,957
Bracken MidCo1 plc , 6.75% , ( 6.75%
Cash or 7.50 % PIK), 11/01/27
(c) (f)
. 100 133,531
British Telecommunications plc , (5-Year
U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38% ,
12/20/83
(b) (c)
............... 100 144,699
California Buyer Ltd. , 5.63% , 02/15/32
(c)
EUR 100 120,049
CD&R Firefly Bidco plc , 8.63% ,
04/30/29
(c)
................ GBP 200 282,070
ContourGlobal Power Holdings SA ,
5.00% , 02/28/30
(c)
........... EUR 100 120,320
Deuce Finco plc , 7.00% , 11/20/31
(c)
.. GBP 100 136,137
Edge Finco plc , 8.13% , 08/15/31
(c)
.. 100 143,222
Froneri Lux FinCo SARL , 4.75% ,
08/01/32
(c)
................ EUR 100 118,402
Heathrow Finance plc , 4.13% ,
09/01/29
(c) (d)
............... GBP 100 126,550
INEOS Quattro Finance 2 plc , 8.50% ,
03/15/29
(c)
................ EUR 100 93,367
Market Bidco Finco plc
(c)
6.75% , 01/31/31 ............ 100 116,238
8.75% , 01/31/31 ............ GBP 100 132,619
Mobico Group plc
(c)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.14%),
4.25%
(b) (e)
............... 100 79,322
4.88% , 09/26/31 ............ EUR 100 93,025
Motion Finco SARL , 7.38% , 06/15/30
(c)
100 106,661
NatWest Group plc , (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.29%), 7.50%
(b) (e)
... GBP 200 279,679
Ocado Group plc , 10.50% , 08/08/29
(c)
100 135,252
OEG Finance plc , 7.25% , 09/27/29
(c)
. EUR 100 122,845
Pinewood Finco plc , 6.00% , 03/27/30
(c)
GBP 200 271,107
Pinnacle Bidco plc , 10.00% , 10/11/28
(c)
100 141,871
Stonegate Pub Co. Financing plc ,
10.75% , 07/31/29
(c)
.......... 100 133,117
Virgin Media Secured Finance plc ,
5.25% , 05/15/29
(c)
........... 100 130,338
Virgin Media Vendor Financing Notes III
DAC , 4.88% , 07/15/28
(c)
....... 100 131,229
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Vmed O2 UK Financing I plc
4.50% , 07/15/31
(c)
........... GBP 100 $ 119,437
4.75% , 07/15/31
(a)
........... USD 200 184,643
5.63% , 04/15/32
(c)
........... EUR 100 118,158
Vodafone Group plc , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.77%), 4.13% ,
06/04/81
(b)
................ USD 7 6,536
WPP Finance 2013 , 3.63% , 06/09/31
(c)
EUR 100 116,014
Zegona Finance plc , 6.75% , 07/15/29
(c)
180 222,295
4,814,522
United States — 20.9%
Advance Auto Parts, Inc. , 7.38% ,
08/01/33
(a)
................ USD 100 100,397
Albertsons Cos., Inc. , 6.50% ,
02/15/28
(a)
................ 100 102,142
Alliant Holdings Intermediate LLC ,
7.00% , 01/15/31
(a)
........... 100 103,748
Allied Universal Holdco LLC
4.88% , 06/01/28
(c)
........... GBP 100 131,231
7.88% , 02/15/31
(a)
........... USD 100 105,388
Amazon.com, Inc. , 5.45% , 11/20/55 . 55 53,681
American Airlines, Inc. , 5.75% ,
04/20/29
(a)
................ 100 101,834
American Axle & Manufacturing, Inc. ,
6.88% , 07/01/28 ............ 62 62,019
AmeriGas Partners LP , 9.50% ,
06/01/30
(a)
................ 100 106,529
Amgen, Inc.
2.77% , 09/01/53 ............ 79 46,873
5.75% , 03/02/63 ............ 37 36,100
Antero Midstream Partners LP , 5.38% ,
06/15/29
(a)
................ 100 100,003
APLD ComputeCo LLC , 9.25% ,
12/15/30
(a)
................ 100 98,090
Ardagh Group SA , 12.00% , ( 12.00%
Cash or 7.50 % PIK), 12/01/30
(b) (c) (f)
EUR 100 106,983
Ardagh Packaging Finance plc , 9.50% ,
12/01/30
(c)
................ USD 61 66,359
Ares Capital Corp. , 5.10% , 01/15/31 . 55 54,324
Asbury Automotive Group, Inc. , 5.00% ,
02/15/32
(a)
................ 100 97,180
Avantor Funding, Inc. , 4.63% ,
07/15/28
(a)
................ 100 99,457
Avis Budget Car Rental LLC , 8.00% ,
02/15/31
(a)
................ 100 102,771
Bank of America Corp. , (1-day SOFR +
1.74%), 5.52% , 10/25/35
(b)
..... 55 56,332
Bausch + Lomb Corp. , 8.38% ,
10/01/28
(a)
................ 100 104,375
Beach Acquisition Bidco LLC , 5.25% ,
07/15/32
(c)
................ EUR 100 119,642
Beignet Investor LLC , 6.58% ,
05/30/49
(a)
................ USD 270 285,254
Boeing Co. (The) , 3.75% , 02/01/50 .. 75 54,544
Booking Holdings, Inc. , 3.25% ,
11/21/32 .................. EUR 180 208,809
Broadcom, Inc. , 3.75% , 02/15/51 ... USD 48 36,187
Builders FirstSource, Inc. , 6.38% ,
06/15/32
(a)
................ 100 103,614
Caesars Entertainment, Inc. , 6.50% ,
02/15/32
(a)
................ 100 102,442
Capital One Financial Corp.
(b)
(1-day SOFR + 1.25%), 4.49% ,
09/11/31 ............... 58 57,915

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
(1-day SOFR + 1.63%), 5.20% ,
09/11/36 ............... USD 27 $ 26,864
Carnival Corp. , 5.75% , 08/01/32
(a)
... 61 62,603
CCO Holdings LLC
(a)
5.13% , 05/01/27 ............ 100 99,863
5.00% , 02/01/28 ............ 100 99,209
4.75% , 03/01/30 ............ 100 95,505
4.25% , 01/15/34 ............ 100 85,027
Celanese US Holdings LLC , 6.75% ,
04/15/33 ................. 100 99,475
Charles River Laboratories
International, Inc. , 4.00% , 03/15/31
(a)
100 94,750
Charter Communications Operating
LLC , 3.95% , 06/30/62 ......... 73 43,926
Chemours Co. (The) , 5.75% , 11/15/28
(a)
100 97,251
Churchill Downs, Inc. , 6.75% ,
05/01/31
(a)
................ 100 103,693
Cipher Compute LLC , 7.13% ,
11/15/30
(a)
................ 4 4,074
Citigroup, Inc.
(b)
6.35% , 09/09/30 ............ 260 257,717
5.92% , 12/11/30 ............ 132 132,000
(3-mo. EURIBOR + 1.03%), 3.49% ,
10/22/34 ............... EUR 119 137,165
(1-day SOFR + 1.47%), 5.33% ,
03/27/36 ............... USD 55 56,262
Clarios Global LP , 6.75% , 05/15/28
(a)
. 100 102,537
Clear Channel Outdoor Holdings, Inc. ,
7.13% , 02/15/31
(a)
........... 21 21,990
Cleveland-Cliffs, Inc. , 7.00% ,
03/15/32
(a)
................ 100 102,500
Cloud Software Group, Inc. , 6.50% ,
03/31/29
(a)
................ 78 79,021
Clydesdale Acquisition Holdings, Inc. ,
8.75% , 04/15/30
(a)
........... 100 101,668
Community Health Systems, Inc. ,
10.88% , 01/15/32
(a)
.......... 90 98,230
Comstock Resources, Inc. , 6.75% ,
03/01/29
(a)
................ 100 100,222
CoreWeave, Inc. , 9.00% , 02/01/31
(a)
. 100 91,652
Crescent Energy Finance LLC , 7.38% ,
01/15/33
(a)
................ 100 94,895
CVS Health Corp. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.89%), 7.00% ,
03/10/55
(b)
................ 100 104,905
Darling Global Finance BV , 4.50% ,
07/15/32
(c)
................ EUR 100 119,056
Darling Ingredients, Inc. , 6.00% ,
06/15/30
(a)
................ USD 100 101,633
DaVita, Inc. , 3.75% , 02/15/31
(a)
.... 100 92,387
Delek Logistics Partners LP , 7.38% ,
06/30/33
(a)
................ 7 7,143
Delta Air Lines, Inc.
4.95% , 07/10/28 ............ 74 75,331
5.25% , 07/10/30 ............ 59 60,626
DENTSPLY SIRONA, Inc. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.38%), 8.38% ,
09/12/55
(b)
................ 100 93,613
Diamondback Energy, Inc. , 4.25% ,
03/15/52 ................. 35 27,204
DirecTV Financing LLC
8.88% , 02/01/30
(a)
........... 119 120,568
Discovery Communications LLC ,
3.63% , 05/15/30 ............ 100 92,063
Security
Par (000)
Par (000) Value
United States (continued)
EchoStar Corp. , 10.75% , 11/30/29 .. USD 100 $ 110,580
Eli Lilly & Co. , 1.13% , 09/14/51 .... EUR 104 63,350
EMRLD Borrower LP
6.38% , 12/15/30
(c)
........... 100 122,445
6.63% , 12/15/30
(a)
........... USD 100 104,151
Energy Transfer LP , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.50% ,
02/15/56
(b)
................ 100 99,669
Equinix, Inc. , 3.40% , 02/15/52 ..... 37 25,279
EquipmentShare.com, Inc. , 9.00% ,
05/15/28
(a)
................ 100 103,918
FMC Corp. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 4.37%), 8.45% ,
11/01/55
(b)
................ 100 79,151
Freedom Mortgage Holdings LLC ,
9.25% , 02/01/29
(a)
........... 100 104,885
Frontier Communications Holdings
LLC , 5.88% , 11/01/29 ......... 100 101,213
Gen Digital, Inc. , 6.75% , 09/30/27
(a)
. 100 101,490
GFL Environmental, Inc. , 4.38% ,
08/15/29
(a)
................ 100 98,333
Global Partners LP , 8.25% , 01/15/32
(a)
100 105,328
Goldman Sachs Bank USA , 6.60% ,
09/12/30
(b) (j)
................ 260 259,064
Goodyear Tire & Rubber Co. (The) ,
5.00% , 07/15/29 ............ 100 98,805
Gray Media, Inc. , 9.63% , 07/15/32
(a)
. 100 103,777
GS Finance Corp. , (10-Year USD
Constant Maturity at 0.00% Floor
and 5.00% Cap + 0.00%), 8.75% ,
02/14/30
(b)
................ 170 169,546
HCA, Inc. , 4.63% , 03/15/52 ....... 45 36,750
Hilcorp Energy I LP , 8.38% , 11/01/33
(a)
100 102,105
Hilton Domestic Operating Co., Inc. ,
5.75% , 09/15/33
(a)
........... 100 102,341
Hilton Grand Vacations Borrower LLC ,
5.00% , 06/01/29
(a)
........... 100 97,133
iHeartCommunications, Inc. , 9.13% ,
05/01/29
(a)
................ 100 96,311
ION Platform Finance US, Inc. , 8.75% ,
05/01/29
(a)
................ 100 101,311
Iron Mountain, Inc.
7.00% , 02/15/29
(a)
........... 100 102,721
4.50% , 02/15/31
(a)
........... 100 95,326
4.75% , 01/15/34
(c)
........... EUR 100 114,279
Jane Street Group , 4.50% , 11/15/29
(a)
USD 100 98,486
Kohl's Corp. , 5.13% , 05/01/31
(d)
.... 100 87,963
Kraft Heinz Foods Co. , 5.20% ,
07/15/45 ................. 31 28,427
Kronos International, Inc. , 9.50% ,
03/15/29
(c)
................ EUR 100 109,098
Lamar Media Corp. , 4.88% , 01/15/29 USD 100 99,826
LCM Investments Holdings II LLC ,
4.88% , 05/01/29
(a)
........... 100 98,521
Level 3 Financing, Inc.
(a)
6.88% , 06/30/33 ............ 35 35,815
7.00% , 03/31/34 ............ 33 34,009
Magnera Corp. , 7.25% , 11/15/31
(a)
.. 100 98,166
Match Group Holdings II LLC , 5.00% ,
12/15/27
(a)
................ 100 99,784
Mauser Packaging Solutions Holding
Co. , 9.25% , 04/15/30
(a)
........ 200 192,000
McAfee Corp. , 7.38% , 02/15/30
(a)
... 100 87,208

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Medline Borrower LP , 3.88% ,
04/01/29
(a)
................ USD 100 $ 97,631
MGM Resorts International , 6.13% ,
09/15/29 ................. 100 102,767
Millrose Properties, Inc. , 6.38% ,
08/01/30
(a)
................ 100 102,322
Morgan Stanley
(b)
(3-mo. EURIBOR + 1.30%), 4.66% ,
03/02/29 ............... EUR 182 222,102
(3-mo. EURIBOR + 1.12%), 3.75% ,
11/07/36 ............... 120 138,739
MPT Operating Partnership LP , 7.00% ,
02/15/32
(c)
................ 106 129,447
Nissan Motor Acceptance Co. LLC
(a)
1.85% , 09/16/26 ............ USD 100 97,576
5.63% , 09/29/28 ............ 43 43,121
Noble Finance II LLC , 8.00% ,
04/15/30
(a)
................ 100 103,891
Northern Oil & Gas, Inc. , 7.88% ,
10/15/33
(a)
................ 5 4,868
Novelis Corp. , 3.88% , 08/15/31
(a)
... 100 91,146
NRG Energy, Inc. , 5.25% , 06/15/29
(a)
100 100,269
OI European Group BV , 6.25% ,
05/15/28
(c)
................ EUR 100 120,901
Olin Corp. , 5.00% , 02/01/30 ....... USD 100 98,327
Olympus Water US Holding Corp. ,
6.13% , 02/15/33
(c)
........... EUR 100 116,595
Organon & Co. , 2.88% , 04/30/28
(c)
.. 100 114,076
Outfront Media Capital LLC , 4.25% ,
01/15/29
(a)
................ USD 100 97,389
Panther Escrow Issuer LLC , 7.13% ,
06/01/31
(a)
................ 100 103,625
Paramount Global , 6.25% , 02/28/57
(b)
100 89,691
Park Intermediate Holdings LLC ,
4.88% , 05/15/29
(a)
........... 100 97,648
PennyMac Financial Services, Inc. ,
7.88% , 12/15/29
(a)
........... 100 106,405
Performance Food Group, Inc. , 4.25% ,
08/01/29
(a)
................ 100 97,768
Permian Resources Operating LLC ,
6.25% , 02/01/33
(a)
........... 100 102,577
PG&E Corp. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.88%), 7.38% ,
03/15/55
(b)
................ 100 104,149
Post Holdings, Inc. , 4.63% , 04/15/30
(a)
100 97,376
Prime Security Services Borrower LLC ,
5.75% , 04/15/26
(a)
........... 6 6,002
Quikrete Holdings, Inc. , 6.75% ,
03/01/33
(a)
................ 100 104,429
Rocket Cos., Inc.
(a)
6.50% , 08/01/29 ............ 100 103,139
6.13% , 08/01/30 ............ 25 25,842
6.38% , 08/01/33 ............ 25 26,065
Rocket Mortgage LLC , 3.63% ,
03/01/29
(a)
................ 100 96,587
SCIL IV LLC , 9.50% , 07/15/28
(c)
.... EUR 100 123,476
Seagate Data Storage Technology Pte.
Ltd. , 9.63% , 12/01/32
(a)
........ USD 100 113,528
Sealed Air Corp. , 6.13% , 02/01/28
(a)
. 100 101,661
Service Corp. International , 5.75% ,
10/15/32 ................. 100 101,774
Service Properties Trust , 4.38% ,
02/15/30 ................. 100 84,733
Sherwin-Williams Co. (The) , 2.90% ,
03/15/52 ................. 35 21,616
Security
Par (000)
Par (000) Value
United States (continued)
Shift4 Payments LLC , 5.50% ,
05/15/33
(c)
................ EUR 100 $ 120,350
Sirius XM Radio LLC , 4.13% ,
07/01/30
(a)
................ USD 100 95,107
Six Flags Entertainment Corp. , 7.25% ,
05/15/31
(a)
................ 100 95,952
Standard Building Solutions, Inc. ,
6.50% , 08/15/32
(a)
........... 100 102,953
Star Parent, Inc. , 9.00% , 10/01/30
(a)
. 100 106,721
Starwood Property Trust, Inc. , 7.25% ,
04/01/29
(a)
................ 100 105,610
Sunoco LP
4.50% , 04/30/30 ............ 100 97,652
4.63% , 05/01/30
(a)
........... 100 97,148
Tallgrass Energy Partners LP , 7.38% ,
02/15/29
(a)
................ 100 103,356
Tenet Healthcare Corp.
4.38% , 01/15/30 ............ 100 98,117
6.75% , 05/15/31 ............ 100 104,051
Tenneco, Inc. , 8.00% , 11/17/28
(a)
... 100 100,320
T-Mobile USA, Inc. , 3.40% , 10/15/52 . 38 25,542
TransDigm, Inc.
6.75% , 08/15/28
(a)
........... 100 101,762
4.63% , 01/15/29 ............ 100 99,337
6.00% , 01/15/33
(a)
........... 100 102,347
Transocean Titan Financing Ltd. ,
8.38% , 02/01/28
(a)
........... 73 74,408
Tronox, Inc. , 4.63% , 03/15/29
(a)
.... 35 24,502
United Rentals North America, Inc. ,
3.88% , 02/15/31 ............ 100 95,371
Univision Communications, Inc.
(a)
8.00% , 08/15/28 ............ 100 103,568
9.38% , 08/01/32 ............ 5 5,374
USA Compression Partners LP
(a)
7.13% , 03/15/29 ............ 100 103,511
6.25% , 10/01/33 ............ 7 7,084
UWM Holdings LLC , 6.25% , 03/15/31
(a)
20 19,968
Venture Global Calcasieu Pass LLC ,
3.88% , 11/01/33
(a)
........... 100 85,741
Venture Global LNG, Inc.
(a)
7.00% , 01/15/30 ............ 100 96,243
8.38% , 06/01/31 ............ 131 130,270
Venture Global Plaquemines LNG
LLC
(a)
6.50% , 01/15/34 ............ 115 117,788
6.75% , 01/15/36 ............ 15 15,364
Versant Media Group, Inc. , 7.25% ,
01/30/31
(a)
................ 8 8,254
VoltaGrid LLC , 7.38% , 11/01/30
(a)
... 39 38,639
Wayfair LLC , 7.75% , 09/15/30
(a)
.... 100 106,546
Wells Fargo & Co. , 1.50% , 05/24/27
(c)
EUR 200 231,782
Whirlpool Corp.
6.13% , 06/15/30 ............ USD 6 5,993
6.50% , 06/15/33 ............ 7 6,788
Windstream Services LLC , 7.50% ,
10/15/33
(a)
................ 107 109,687
Xerox Corp. , 13.50% , 04/15/31
(a)
... 100 81,437
XPLR Infrastructure Operating Partners
LP , 7.25% , 01/15/29
(a)
......... 100 102,461
16,371,777
Total Corporate Bonds — 46.2%
(Cost: $ 35,362,934 ) .............................. 36,218,685

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Foreign Agency Obligations
France — 0.3%
Electricite de France SA , (5-Year EUR
Swap Annual + 3.97%), 3.38%
(b) (c) (e)
EUR 200 $ 224,453
Italy — 0.1%
Poste Italiane SpA , (5-Year EURIBOR
ICE Swap Rate + 2.68%),
2.63%
(b) (c) (e)
................ 100 112,687
Total Foreign Agency Obligations — 0.4%
(Cost: $ 288,317 ) ................................ 337,140
Foreign Government Obligations
Brazil — 0.9%
Federative Republic of Brazil
10.00% , 01/01/27 ........... BRL 3 593,404
6.00% , 08/15/30 ............ —
(k)
109,757
703,161
Colombia — 0.3%
Republic of Colombia
5.75% , 11/03/27 ............ COP 505,700 120,941
7.75% , 09/18/30 ............ 509,800 110,534
231,475
Czech Republic — 0.1%
Czech Republic , 4.50% , 11/11/32 ... CZK 1,330 65,348
France — 0.3%
French Republic , 3.20% , 05/25/35
(a) (c)
EUR 226 259,965
Hungary — 0.1%
Hungary Government Bond , 7.00% ,
10/24/35 ................. HUF 14,700 45,540
Indonesia — 0.2%
Republic of Indonesia
7.00% , 05/15/27 ............ IDR 1,381,000 85,072
8.25% , 06/15/32 ............ 51,000 3,433
7.00% , 02/15/33 ............ 468,000 29,624
6.63% , 05/15/33 ............ 310,000 19,170
7.13% , 06/15/38 ............ 744,000 47,658
184,957
Ireland — 0.6%
Republic of Ireland , 2.60% , 10/18/34
(c)
EUR 413 469,845
Italy — 0.5%
Buoni Poliennali del Tesoro , 3.65% ,
08/01/35
(a) (c)
............... 314 374,837
Japan — 0.2%
Japan Government Bond , 3.20% ,
09/20/55 ................. JPY 22,500 139,315
Mexico — 0.7%
Mex Bonos Desarr Fix Rt
7.00% , 09/03/26 ............ MXN 33 180,377
8.50% , 03/01/29 ............ 36 199,216
8.50% , 05/31/29 ............ —
(k)
2,023
7.50% , 05/26/33 ............ 40 206,165
587,781
Peru — 0.1%
Republic of Peru
(a)
6.85% , 08/12/35 ............ PEN 139 44,543
7.60% , 08/12/39 ............ 45 14,590
59,133
Security
Par (000)
Par (000) Value
Philippines — 0.4%
Republic of Philippines
6.25% , 02/28/29 ............ PHP 2,590 $ 44,870
6.38% , 07/27/30 ............ 3,870 67,236
6.00% , 08/20/30 ............ 6,565 112,260
6.38% , 04/28/35 ............ 4,140 71,998
296,364
Poland — 0.4%
Republic of Poland
5.75% , 04/25/29 ............ PLN 354 103,405
4.75% , 07/25/29 ............ 206 58,381
5.00% , 10/25/34 ............ 225 62,436
5.00% , 10/25/35 ............ 228 62,733
2.00% , 08/25/36 ............ 73 18,502
305,457
Republic of Turkiye — 0.0%
Republic of Turkiye (The) , 30.00% ,
09/12/29 ................. TRY 430 9,760
South Africa — 0.7%
Republic of South Africa
8.00% , 01/31/30 ............ ZAR 3,827 236,217
7.00% , 02/28/31 ............ 3,785 223,443
8.50% , 01/31/37 ............ 1,738 104,287
563,947
Spain — 1.0%
Bonos y Obligaciones del Estado
2.70% , 01/31/30 ............ EUR 206 243,497
3.45% , 10/31/34
(a) (c)
.......... 97 116,317
3.15% , 04/30/35
(a) (c)
.......... 380 443,569
803,383
Thailand — 0.5%
Kingdom of Thailand
2.50% , 11/17/29 ............ THB 8,715 289,182
2.41% , 03/17/35 ............ 2,103 71,254
4.00% , 06/17/55 ............ 48 2,013
362,449
United Kingdom — 0.2%
U.K. Treasury Bonds , 4.38% ,
03/07/30
(c)
................ GBP 121 165,863
Uruguay — 0.0%
Oriental Republic of Uruguay
9.75% , 07/20/33 ............ UYU 462 13,288
8.00% , 10/29/35 ............ 701 18,488
31,776
Total Foreign Government Obligations — 7.2%
(Cost: $ 5,452,712 ) .............................. 5,660,356
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 8 .7%
United States — 8.7%
(a)
A&D Mortgage Trust
Series 2024-NQM4, Class A1,
5.46%, 08/25/69 .......... USD 77 77,087
Series 2024-NQM5, Class A1,
5.70%, 11/25/69 .......... 82 82,408
Angel Oak Mortgage Trust
Series 2020-2, Class A2, 3.86%,
01/26/65
(b)
.............. 77 75,575
Series 2021-2, Class A1, 0.98%,
04/25/66
(b)
.............. 30 25,796

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-5, Class A1, 0.95%,
07/25/66
(b)
.............. USD 78 $ 67,759
Series 2021-5, Class A2, 1.21%,
07/25/66
(b)
.............. 39 34,041
Series 2023-6, Class A2, 6.50%,
12/25/67
(d)
.............. 62 62,095
Series 2024-3, Class A1, 4.80%,
11/26/68
(d)
.............. 77 76,644
Series 2024-12, Class A1, 5.65%,
10/25/69
(d)
.............. 79 79,711
Series 2025-1, Class A1, 5.69%,
01/25/70
(d)
.............. 119 120,403
Series 2025-2, Class A1, 5.64%,
02/25/70
(d)
.............. 45 45,202
Series 2025-8, Class A1, 5.41%,
07/25/70
(d)
.............. 47 47,417
Arroyo Mortgage Trust, Series 2019-1,
Class A1, 3.80%, 01/25/49
(b)
.... 11 10,279
Barclays Mortgage Loan Trust
Series 2024-NQM1, Class A1,
5.90%, 01/25/64
(d)
......... 57 57,489
Series 2025-NQM3, Class A1,
5.64%, 05/25/65
(b)
......... 91 91,417
BINOM Securitization Trust, Series
2021-INV1, Class A1, 2.03%,
06/25/56
(b)
................ 46 41,960
BRAVO Residential Funding Trust
Series 2022-NQM3, Class A1,
5.11%, 07/25/62
(b)
......... 61 61,277
Series 2024-NQM3, Class A1,
6.19%, 03/25/64
(d)
......... 89 89,705
Series 2024-NQM7, Class A1,
5.55%, 10/27/64
(d)
......... 106 106,271
Series 2025-NQM2, Class A1,
5.68%, 11/25/64
(d)
......... 125 126,275
Series 2025-NQM4, Class A1,
5.61%, 02/25/65
(d)
......... 83 84,021
Chase Home Lending Mortgage Trust,
Series 2024-3, Class A4, 6.00%,
02/25/55
(b)
................ 62 62,700
CIM Trust
(b)
Series 2021-R6, Class A1, 1.42%,
07/25/61 ............... 39 36,160
Series 2025-I1, Class M1, 6.44%,
10/25/69 ............... 100 101,311
COLT Mortgage Loan Trust
Series 2021-3, Class A1, 0.96%,
09/27/66
(b)
.............. 107 92,346
Series 2023-1, Class A1, 6.05%,
04/25/68
(d)
.............. 57 56,822
Series 2023-2, Class A1, 6.60%,
07/25/68
(d)
.............. 51 51,503
Series 2023-3, Class A2, 7.43%,
09/25/68
(d)
.............. 57 57,972
Series 2024-6, Class A1, 5.39%,
11/25/69
(d)
.............. 80 80,428
Series 2024-INV2, Class B1, 8.07%,
05/25/69
(b)
.............. 100 101,953
Series 2025-7, Class A1, 5.47%,
06/25/70
(d)
.............. 92 92,715
Series 2025-7, Class B1, 6.92%,
06/25/70
(b)
.............. 100 100,726
Series 2025-9, Class B1, 6.82%,
09/25/70
(b)
.............. 100 100,613
Security
Par (000)
Par (000) Value
United States (continued)
Cross Mortgage Trust
Series 2024-H2, Class A1, 6.09%,
04/25/69
(d)
.............. USD 68 $ 68,720
Series 2024-H5, Class A1, 5.85%,
08/26/69
(d)
.............. 140 141,453
Series 2024-H7, Class A1, 5.59%,
11/25/69
(b)
.............. 79 79,355
Series 2025-H1, Class A1, 5.74%,
02/25/70
(b)
.............. 117 117,945
Series 2025-H1, Class M1, 6.48%,
02/25/70
(b)
.............. 140 141,729
Deephaven Residential Mortgage Trust,
Series 2024-1, Class A1, 5.74%,
07/25/69
(d)
................ 72 72,340
Ellington Financial Mortgage Trust
Series 2022-2, Class A1, 4.30%,
04/25/67
(b)
.............. 72 72,156
Series 2022-3, Class A1, 5.00%,
08/25/67
(d)
.............. 71 70,612
Series 2024-NQM1, Class A1A,
5.71%, 11/25/69
(d)
......... 73 74,119
GCAT Trust, Series 2024-INV4, Class
A2, 5.50%, 12/25/54
(b)
........ 79 79,779
GS Mortgage-Backed Securities Trust,
Series 2024-RPL2, Class A1,
3.75%, 07/25/61
(b)
........... 82 80,882
Homes Trust, Series 2025-NQM5,
Class B1, 6.79%, 09/25/70
(b)
.... 100 100,669
J.P. Morgan Mortgage Trust, Series
2017-2, Class A7, 3.50%, 05/25/47
(b)
85 77,856
MFA Trust
Series 2022-NQM1, Class M1,
4.27%, 12/25/66
(b)
......... 100 91,568
Series 2024-NPL1, Class A1,
6.33%, 09/25/54
(d)
......... 85 85,438
Morgan Stanley Residential Mortgage
Loan Trust
(b)
Series 2025-NQM1, Class A1,
5.74%, 11/25/69 .......... 151 152,868
Series 2025-NQM1, Class M1,
6.50%, 11/25/69 .......... 180 182,449
Series 2025-NQM5, Class A1,
5.44%, 07/25/70 .......... 90 90,246
New Residential Mortgage Loan Trust
Series 2015-1A, Class A3, 3.75%,
05/28/52
(b)
.............. 7 6,459
Series 2017-2A, Class A4, 4.00%,
03/25/57
(b)
.............. 29 28,071
Series 2019-NQM4, Class A1,
2.49%, 09/25/59
(b)
......... 9 8,221
Series 2019-NQM4, Class A3,
2.80%, 09/25/59
(b)
......... 99 95,144
Series 2024-NQM1, Class A1,
6.13%, 03/25/64
(d)
......... 59 59,681
Series 2024-NQM1, Class B1,
7.91%, 03/25/64
(b)
......... 100 101,627
Series 2025-NQM1, Class A1,
5.64%, 01/25/65
(d)
......... 84 84,628
Series 2025-NQM1, Class M1,
6.47%, 01/25/65
(b)
......... 100 102,606
Series 2025-NQM4, Class A1,
5.35%, 07/25/65
(b)
......... 93 93,225
NYMT Loan Trust, Series 2025-CP1,
Class A1, 3.75%, 11/25/69
(b)
.... 95 91,963

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
OBX Trust
(d)
Series 2023-NQM3, Class A1,
5.95%, 02/25/63 .......... USD 77 $ 76,967
Series 2024-NQM11, Class A1,
5.87%, 06/25/64 .......... 66 66,186
Series 2024-NQM15, Class A1,
5.32%, 10/25/64 .......... 73 72,979
Series 2024-NQM4, Class A1,
6.07%, 01/25/64 .......... 56 56,953
PMT Loan Trust, Series 2024-INV1,
Class A3, 5.50%, 10/25/59
(b)
.... 86 86,753
PRET Trust, Series 2025-RPL1, Class
A1, 4.00%, 07/25/69
(d)
........ 92 89,705
PRPM Trust
Series 2024-NQM1, Class A1,
6.27%, 12/25/68
(d)
......... 64 64,821
Series 2025-NQM1, Class A1,
5.80%, 11/25/69
(d)
......... 76 76,466
Series 2025-NQM1, Class M1A,
6.64%, 11/25/69
(b)
......... 100 101,633
Series 2025-NQM3, Class A1,
5.61%, 05/25/70
(b)
......... 92 92,922
Radian Mortgage Capital Trust LLC,
Series 2024-J1, Class A8, 6.00%,
11/25/54
(b)
................ 43 43,039
RCKT Mortgage Trust, Series 2024-
CES8, Class A1A, 5.49%, 11/25/44
(d)
75 75,881
SAIF Securitization Trust, Series 2024-
CES1, Class A1, 5.96%, 07/25/54
(d)
123 124,355
Sequoia Mortgage Trust
(b)
Series 2024-HYB1, Class A1A,
4.51%, 11/25/63 .......... 65 64,970
Series 2025-12, Class A5, 5.00%,
12/25/55 ............... 104 103,443
Towd Point Mortgage Trust, Series
2024-CES6, Class A1, 5.73%,
11/25/64
(d)
................ 76 77,055
TRK Trust, Series 2022-INV1, Class
A2, 3.44%, 02/25/57
(b)
........ 100 88,558
Verus Securitization Trust
Series 2022-3, Class A1, 4.13%,
02/25/67
(d)
.............. 66 63,917
Series 2023-8, Class M1, 7.45%,
12/25/68
(b)
.............. 100 101,529
Series 2024-8, Class A1, 5.36%,
10/25/69
(b)
.............. 79 79,637
Series 2024-INV1, Class A1, 6.12%,
03/25/69
(d)
.............. 73 73,326
Series 2024-INV2, Class A1, 5.33%,
08/26/69
(d)
.............. 79 79,825
Series 2024-R1, Class A1, 5.22%,
09/25/69
(b)
.............. 80 80,183
Series 2025-6, Class A1, 5.42%,
07/25/70
(d)
.............. 94 95,191
6,786,184
Commercial Mortgage-Backed Securities — 8 .4%
United States — 8.4%
ARES1, Series 2024-IND2, Class A,
(1-mo. CME Term SOFR at 1.44%
Floor + 1.44%), 5.19%, 10/15/34
(a) (b)
100 100,062
Atrium Hotel Portfolio Trust
(a)(b)
Series 2024-ATRM, Class A, 5.41%,
11/10/29 ............... 50 51,002
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-ATRM, Class E, 9.21%,
11/10/29 ............... USD 30 $ 30,541
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 5.97%,
12/10/41 ............... 90 93,153
Series 2024-MAR, Class C, 7.52%,
12/10/41 ............... 100 104,750
BAMLL Trust, Series 2024-BHP,
Class A, (1-mo. CME Term SOFR
at 2.35% Floor + 2.35%), 6.10%,
08/15/39
(a) (b)
............... 90 90,149
BBCMS Mortgage Trust
Series 2025-C35, Class A5, 5.59%,
07/15/58
(b)
.............. 20 21,028
Series 2025-C35, Class AS, 5.84%,
07/15/58
(b)
.............. 15 15,680
Series 2025-C35, Class D, 4.50%,
07/15/58
(a)
.............. 29 23,997
BFLD Commercial Mortgage Trust,
Series 2024-UNIV, Class A, (1-mo.
CME Term SOFR at 1.49% Floor +
1.49%), 5.24%, 11/15/41
(a) (b)
.... 60 60,037
BFLD Trust, Series 2025-FPM, Class
C, 6.66%, 10/10/40
(a) (b)
........ 100 100,606
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 7.14%, 06/15/41
(a) (b)
140 140,175
BX Commercial Mortgage Trust
(a)(b)
Series 2023-XL3, Class A, (1-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 5.51%, 12/09/40 ... 90 89,584
Series 2024-AIRC, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 5.44%, 08/15/41 ... 346 347,038
Series 2024-BRBK, Class A, (1-mo.
CME Term SOFR at 2.88% Floor
+ 2.88%), 6.61%, 10/15/41 ... 135 135,669
Series 2024-GPA3, Class C, (1-mo.
CME Term SOFR at 1.89% Floor
+ 1.89%), 5.64%, 12/15/39 ... 80 80,465
Series 2024-MF, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.19%, 02/15/39 ... 111 110,784
Series 2024-PALM, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.29%, 06/15/37 ... 87 86,592
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.14%, 03/15/41 ... 84 84,179
BX Trust
(a)(b)
Series 2021-LBA, Class AV, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.91%), 4.67%, 02/15/36 ... 79 79,017
Series 2022-IND, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.24%, 04/15/37 ... 95 94,952
Series 2022-VAMF, Class A, (1-mo.
CME Term SOFR at 0.85% Floor
+ 0.85%), 4.60%, 01/15/39 ... 125 124,924
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.19%, 04/15/41 ... 108 108,282
Series 2025-TAIL, Class E, (1-mo.
CME Term SOFR at 3.30% Floor
+ 3.30%), 7.05%, 06/15/35 ... 100 99,933

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Cali, Series 2024-SUN, Class A, (1-mo.
CME Term SOFR at 1.89% Floor +
1.89%), 5.67%, 07/15/41
(a) (b)
.... USD 100 $ 100,124
CENT, Series 2025-CITY, Class A,
4.92%, 07/10/40
(a) (b)
.......... 100 101,216
Citigroup Commercial Mortgage Trust
(a)
Series 2020-420K, Class A, 2.46%,
11/10/42 ............... 100 90,112
Series 2023-SMRT, Class A, 5.82%,
10/12/40
(b)
.............. 100 103,055
Commercial Mortgage Trust
(a)
Series 2024-CBM, Class A2, 5.87%,
12/10/41
(b)
.............. 200 203,583
Series 2025-167G, Class A, 5.50%,
08/10/40 ............... 47 47,139
Series 2025-167G, Class E, 8.20%,
08/10/40
(b)
.............. 20 19,992
CONE Trust, Series 2024-DFW1,
Class A, (1-mo. CME Term SOFR
at 1.64% Floor + 1.64%), 5.39%,
08/15/41
(a) (b)
............... 185 184,712
CSTL Commercial Mortgage Trust,
Series 2024-GATE, Class A, 4.76%,
11/10/41
(a) (b)
............... 70 70,445
DC Trust, Series 2024-HLTN, Class D,
7.71%, 04/13/40
(a) (b)
.......... 100 100,093
DK Trust, Series 2024-SPBX, Class D,
(1-mo. CME Term SOFR at 1.50%
Floor + 2.75%), 6.50%, 03/15/34
(a) (b)
100 100,092
Fontainebleau Miami Beach Mortgage
Trust, Series 2024-FBLU, Class A,
(1-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 5.20%, 12/15/39
(a) (b)
140 140,306
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2023-FUN, Class A, (1-mo.
CME Term SOFR at 2.09% Floor
+ 2.09%), 5.84%, 03/15/28 ... 100 100,371
Series 2024-RVR, Class D, 6.46%,
08/10/41 ............... 40 40,228
GSAT Trust, Series 2025-BMF, Class A,
(1-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.25%, 07/15/40
(a) (b)
100 100,125
Harvest Commercial Capital Loan
Trust, Series 2024-1, Class A,
6.16%, 10/25/56
(a)
........... 87 89,523
HIH Trust, Series 2024-61P, Class A,
(1-mo. CME Term SOFR at 1.84%
Floor + 1.84%), 5.59%, 10/15/41
(a) (b)
99 98,770
HILT Commercial Mortgage Trust,
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.29%, 05/15/37
(a) (b)
.... 140 140,174
Hudson Yards Mortgage Trust
(a)
Series 2019-30HY, Class A, 3.23%,
07/10/39 ............... 100 95,708
Series 2019-55HY, Class A, 2.94%,
12/10/41
(b)
.............. 100 94,256
INV Mortgage Trust, Series 2024-IND,
Class A, (1-mo. CME Term SOFR
at 1.74% Floor + 1.74%), 5.49%,
11/15/41
(a) (b)
............... 80 79,401
J.P. Morgan Chase Commercial
Mortgage Securities Trust, Series
2021-MHC, Class A, (1-mo. CME
Term SOFR at 0.80% Floor +
1.16%), 4.92%, 04/15/38
(a) (b)
.... 113 112,538
Security
Par (000)
Par (000) Value
United States (continued)
JW Trust, Series 2024-BERY, Class A,
(1-mo. CME Term SOFR at 1.59%
Floor + 1.59%), 5.34%, 11/15/39
(a) (b)
USD 140 $ 140,260
LoanCore 2025 Issuer LLC, Series
2025-CRE8, Class A, (1-mo. CME
Term SOFR at 1.39% Floor +
1.39%), 5.12%, 08/17/42
(a) (b)
.... 105 105,014
LQR Trust
(a)(b)
Series 2025-CALI, Class A, (1-mo.
CME Term SOFR at 1.60% Floor
+ 1.60%), 5.33%, 01/15/43 ... 35 35,000
Series 2025-CALI, Class E, (1-mo.
CME Term SOFR at 3.95% Floor
+ 3.95%), 7.68%, 01/15/43 ... 100 99,999
MCR Mortgage Trust
(a)
Series 2024-HTL, Class A, (1-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 5.51%, 02/15/37
(b)
.. 81 80,594
Series 2024-TWA, Class A, 5.92%,
06/12/39 ............... 100 101,333
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, (1-mo.
CME Term SOFR at 0.70% Floor +
0.81%), 4.57%, 07/15/38
(a) (b)
.... 125 124,847
MIC Trust (The), Series 2023-MIC,
Class A, 8.44%, 12/05/38
(a) (b)
.... 180 194,734
MIRA Trust, Series 2023-MILE, Class
A, 6.75%, 06/10/38
(a)
......... 100 103,857
NYC Commercial Mortgage Trust,
Series 2025-300P, Class E, 7.39%,
07/13/42
(a) (b)
............... 30 30,390
NYC Trust, Series 2024-3ELV, Class A,
(1-mo. CME Term SOFR at 1.99%
Floor + 1.99%), 5.74%, 08/15/29
(a) (b)
100 100,291
PENN Commercial Mortgage Trust
(a)(b)
Series 2025-P11, Class A, 5.34%,
08/10/42 ............... 46 47,120
Series 2025-P11, Class C, 6.51%,
08/10/42 ............... 200 207,134
SCG Mortgage Trust, Series 2024-
MSP, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%),
5.49%, 04/15/41
(a) (b)
.......... 100 100,000
SDAL Trust, Series 2025-DAL, Class A,
(1-mo. CME Term SOFR at 2.44%
Floor + 2.44%), 6.19%, 04/15/42
(a) (b)
145 145,901
SELF Commercial Mortgage Trust,
Series 2024-STRG, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.29%, 11/15/34
(a) (b)
.... 50 50,031
SHR Trust, Series 2024-LXRY, Class A,
(1-mo. CME Term SOFR at 1.95%
Floor + 1.95%), 5.70%, 10/15/41
(a) (b)
100 100,208
UBS Commercial Mortgage Trust,
Series 2019-C17, Class C, 3.76%,
10/15/52
(b)
................ 160 141,215
VCC Trust, Series 2025-MC1, Class
A1, 8.16%, 05/25/55
(a) (d)
....... 78 77,252
VEGAS Trust, Series 2024-TI, Class A,
5.52%, 11/10/39
(a)
........... 60 60,812

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Velocity Commercial Capital Loan
Trust, Series 2022-3, Class A,
5.22%, 06/25/52
(a) (b)
.......... USD 64 $ 63,841
6,594,395
Total Non-Agency Mortgage-Backed Securities — 17.1%
(Cost: $ 13,259,461 ) .............................. 13,380,579
Preferred Securities
Capital Trusts — 1.4%
Denmark — 0.2%
Orsted A/S , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.14%), 2.50% , 02/18/3021
(b) (c)
... GBP 100 103,370
France — 0.2%
(b)(c)(e)
Unibail-Rodamco-Westfield SE , (5-Year
EURIBOR ICE Swap Rate + 2.43%),
4.75% ................... EUR 100 119,641
Veolia Environnement SA , (5-Year
EURIBOR ICE Swap Rate + 1.84%),
4.32% ................... 100 116,943
236,584
Germany — 0.1%
Volkswagen International Finance NV ,
(EUAMDB08 + 3.49%), 5.99%
(b) (c) (e)
100 121,609
Italy — 0.2%
Prysmian SpA , (5-Year EURIBOR ICE
Swap Rate + 3.01%), 5.25%
(b) (c) (e)
. 100 122,319
Norway — 0.2%
Var Energi ASA , (5-Year EURIBOR
ICE Swap Rate + 4.77%),
7.86% , 11/15/83
(b) (c)
.......... 100 129,030
Spain — 0.2%
Telefonica Europe BV , (7-Year EUR
Swap Annual + 3.35%), 6.14%
(b) (c) (e)
100 125,398
United Kingdom — 0.2%
Centrica plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50% , 05/21/55
(b) (c)
.... GBP 100 138,840
United States — 0.1%
AES Corp. (The) , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 3.20%),
7.60% , 01/15/55
(b)
........... USD 100 101,841
Total Preferred Securities — 1.4%
(Cost: $ 1,000,993 ) .............................. 1,078,991
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.1%
Tennessee Valley Authority ,
5.25% , 02/01/55 ............ 60 59,363
Collateralized Mortgage Obligations — 4.2%
(b)
Federal Home Loan Mortgage Corp.
Variable Rate Notes
Class FH , (SOFR 30 day
Average at 1.50% Floor
and 6.50% Cap + 1.50%),
5.37% , 06/25/55 ........ 27 27,439
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 413 , Class F26 , (SOFR 30
day Average at 1.20% Floor
and 7.00% Cap + 1.20%),
5.07% , 05/25/54 ........ USD 78 $ 78,672
Series 5386 , Class FD , (SOFR
30 day Average at 1.25%
Floor and 7.00% Cap +
1.25%), 5.12% , 03/25/54 .. 20 19,785
Series 5444 , Class FC , (SOFR
30 day Average at 1.12%
Floor and 7.00% Cap +
1.12%), 4.99% , 08/25/54 .. 197 197,818
Series 5448 , Class CF , (SOFR 30
day Average at 1.00% Floor
and 7.00% Cap + 1.00%),
4.87% , 09/25/54 ........ 117 117,666
Series 5458 , Class DF , (SOFR 30
day Average at 1.10% Floor
and 6.50% Cap + 1.10%),
4.97% , 10/25/54 ........ 209 209,238
Series 5458 , Class FB , (SOFR
30 day Average at 1.15%
Floor and 6.50% Cap +
1.15%), 5.02% , 10/25/54 .. 110 110,245
Series 5470 , Class AF , (SOFR 30
day Average at 1.10% Floor
and 6.50% Cap + 1.10%),
4.97% , 11/25/54 ........ 176 175,908
Series 5471 , Class FM , (SOFR
30 day Average at 1.40%
Floor and 6.50% Cap +
1.40%), 5.27% , 11/25/54 .. 203 204,975
Series 5478 , Class FD , (SOFR
30 day Average at 1.40%
Floor and 6.50% Cap +
1.40%), 5.27% , 02/25/54 .. 27 26,910
Series 5478 , Class FH , (SOFR
30 day Average at 1.45%
Floor and 6.50% Cap +
1.45%), 5.32% , 04/25/54 .. 64 64,139
Series 5480 , Class FA , (SOFR 30
day Average at 1.45% Floor
and 6.50% Cap + 1.45%),
5.32% , 03/25/54 ........ 63 63,883
Series 5482 , Class FB , (SOFR
30 day Average at 1.50%
Floor and 6.50% Cap +
1.50%), 5.37% , 12/25/54 .. 40 40,089
Series 5500 , Class DF , (SOFR 30
day Average at 1.35% Floor
and 6.50% Cap + 1.35%),
5.22% , 10/25/54 ........ 33 33,057
Series 5502 , Class EF , (SOFR 30
day Average at 1.40% Floor
and 6.50% Cap + 1.40%),
5.27% , 02/25/55 ........ 20 19,690
Series 5505 , Class FB , (SOFR
30 day Average at 1.50%
Floor and 6.50% Cap +
1.50%), 5.37% , 02/25/55 .. 49 49,172
Series 5505 , Class JF , (SOFR 30
day Average at 1.45% Floor
and 6.50% Cap + 1.45%),
5.32% , 02/25/55 ........ 119 119,892

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 5508 , Class FE , (SOFR
30 day Average at 1.60%
Floor and 6.50% Cap +
1.60%), 5.47% , 02/25/55 .. USD 33 $ 33,150
Series 5511 , Class QF , (SOFR 30
day Average at 1.35% Floor
and 6.50% Cap + 1.35%),
5.22% , 03/25/55 ........ 190 191,625
Series 5563 , Class FA , (SOFR 30
day Average at 1.35% Floor
and 6.50% Cap + 1.35%),
5.22% , 08/25/55 ........ 18 18,607
Series 5574 , Class FB , (SOFR
30 day Average at 1.35%
Floor and 6.50% Cap +
1.35%), 5.22% , 09/25/55 .. 27 27,314
Federal National Mortgage Association
Variable Rate Notes
Series 2023-35 , Class FC ,
(SOFR 30 day Average at
1.10% Floor and 7.00% Cap +
1.10%), 4.97% , 08/25/53 .. 45 44,913
Series 2023-68 , Class FB ,
(SOFR 30 day Average at
1.05% Floor and 7.00% Cap +
1.05%), 4.92% , 01/25/54 .. 48 47,642
Series 2024-38 , Class FE ,
(SOFR 30 day Average at
1.05% Floor and 7.00% Cap +
1.05%), 4.92% , 06/25/54 .. 110 110,366
Series 2024-63 , Class FH ,
(SOFR 30 day Average at
1.10% Floor and 7.00% Cap +
1.10%), 4.97% , 09/25/54 .. 34 34,340
Series 2024-75 , Class FC ,
(SOFR 30 day Average at
0.95% Floor and 7.00% Cap +
0.95%), 4.82% , 10/25/54 .. 139 139,041
Series 2024-88 , Class FC ,
(SOFR 30 day Average at
1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 12/25/54 .. 31 30,805
Series 2024-91 , Class FA ,
(SOFR 30 day Average at
1.20% Floor and 7.00% Cap +
1.20%), 5.07% , 12/25/54 .. 92 92,726
Series 2024-94 , Class FB ,
(SOFR 30 day Average at
1.42% Floor and 6.50% Cap +
1.42%), 5.29% , 12/25/54 .. 21 21,473
Series 2024-96 , Class FA ,
(SOFR 30 day Average at
1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 12/25/54 .. 40 40,769
Series 2025-13 , Class FB ,
(SOFR 30 day Average at
1.30% Floor and 6.50% Cap +
1.30%), 5.17% , 03/25/55 .. 278 279,596
Series 2025-2 , Class FG , (SOFR
30 day Average at 1.45%
Floor and 6.50% Cap +
1.45%), 5.32% , 02/25/55 .. 50 50,576
Series 2025-21 , Class FB ,
(SOFR 30 day Average at
1.30% Floor and 6.50% Cap +
1.30%), 5.17% , 07/25/53 .. 49 49,173
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-31 , Class FA ,
(SOFR 30 day Average at
1.30% Floor and 6.50% Cap +
1.30%), 5.17% , 06/25/54 .. USD 180 $ 181,126
Series 2025-32 , Class FA ,
(SOFR 30 day Average at
1.25% Floor and 6.50% Cap +
1.25%), 5.12% , 05/25/55 .. 137 137,695
Series 2025-35 , Class FJ ,
(SOFR 30 day Average at
1.60% Floor and 6.50% Cap +
1.60%), 5.47% , 05/25/55 .. 70 70,507
Series 2025-63 , Class DF ,
(SOFR 30 day Average at
1.40% Floor and 6.50% Cap +
1.40%), 5.27% , 08/25/55 .. 10 10,527
Series 2025-9 , Class FG , (SOFR
30 day Average at 1.35%
Floor and 6.50% Cap +
1.35%), 5.22% , 03/25/55 .. 16 15,783
Government National Mortgage
Association Variable Rate Notes
Series 2024-125 , Class HF ,
(SOFR 30 day Average at
1.00% Floor and 7.00% Cap +
1.00%), 4.92% , 08/20/54 .. 77 77,460
Series 2024-51 , Class TF , (SOFR
30 day Average at 1.00%
Floor and 7.00% Cap +
1.00%), 4.92% , 03/20/54 .. 22 22,074
Series 2024-96 , Class FL ,
(SOFR 30 day Average at
1.15% Floor and 6.50% Cap +
1.15%), 5.07% , 06/20/54 .. 35 35,412
3,321,278
Mortgage-Backed Securities — 16.2%
Uniform Mortgage-Backed Securities
(l)
3.50% , 01/25/56 - 02/25/56 ... 9,566 8,825,408
4.50% , 01/25/56 .......... 366 357,268
6.00% , 01/25/56 .......... 3,403 3,493,723
12,676,399
Total U.S. Government Sponsored Agency Securities
—
20 .5%
(Cost: $ 15,985,631 ) .............................. 16,057,040
Total Long-Term Investments — 107 .0%
(Cost: $ 82,347,645 ) .............................. 83,817,326
Short-Term Securities
Foreign Government Obligations — 0.3%
Brazil — 0.3%
Letras do Tesouro Nacional Treasury
Bills
(m)
13.53% , 04/01/26 ........... BRL 1 215,240
13.02% , 07/01/26 ........... —
(k)
60,257
275,497
Total Foreign Government Obligations — 0.3%
(Cost: $ 278,179 ) ................................ 275,497

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BATS: High Income Taxable Series

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Money Market Funds — 6.3%
Dreyfus Treasury Securities Cash
Management , 3.64%
(n)
........ 4,915,311 $ 4,915,311
Total Money Market Funds — 6 .3%
(Cost: $ 4,915,311 ) .............................. 4,915,311
Total Short-Term Securities — 6.6%
(Cost: $ 5,193,490 ) .............................. 5,190,808
Total Options Purchased — 0.0%
(Cost: $ 3,940 ) ................................. 3,392
Total Investments Before Options Written and TBA Sale
Commitments — 113.6%
(Cost: $ 87,545,075 ) .............................. 89,011,526
Total Options Written — (0.0) %
(Premiums Received — $ (29,517) ) ................... (19,018)
Par (000)
Pa r (000)
TBA Sale Commitments
Uniform Mortgage-Backed Securities ,
3.50% , 01/25/56
(l)
........... USD (3,633) (3,358,586)
Total TBA Sale Commitments — ( 4 .3 ) %
(Proceeds: $ (3,328,803) ) .......................... (3,358,586)
Total Investments Net of Options Written and TBA Sale
Commitments — 109 .3%
(Cost: $ 84,186,755 ) .............................. 85,633,922
Liabilities in Excess of Other Assets — (9.3) % ............ (7,287,407)
Net Assets — 100.0% .............................. $ 78,346,515
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Perpetual security with no stated maturity date.
(f)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Convertible security.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Non-income producing security.
(j)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)
Rounds to less than 1,000.
(l)
Represents or includes a TBA transaction.
(m)
Rates are discount rates or a range of discount rates as of period end.
(n)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BATS: High Income Taxable Series

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bobl ............................................................... 2 03/06/26 $ 273 $ (404)
Euro-Bund .............................................................. 1 03/06/26 150 (91)
Euro-OAT ............................................................... 2 03/06/26 283 (803)
Japan 10-Year Bond ........................................................ 1 03/13/26 845 (7,128)
U.S. Treasury 10-Year Note ................................................... 8 03/20/26 900 (889)
U.S. Treasury Long Bond ..................................................... 5 03/20/26 578 (4,607)
Long Gilt ................................................................ 1 03/27/26 123 931
U.S. Treasury 2-Year Note .................................................... 39 03/31/26 8,143 1,932
U.S. Treasury 5-Year Note .................................................... 143 03/31/26 15,631 (1,015)
3-mo. SOFR ............................................................. 1 09/15/26 242 136
(11,938)
Short Contracts
Euro-Buxl ............................................................... 2 03/06/26 259 2,369
Euro-Schatz ............................................................. 3 03/06/26 376 232
3-mo. SOFR ............................................................. 1 03/17/26 241 (577)
U.S. Treasury 10-Year Ultra Note ............................................... 12 03/20/26 1,380 4,642
U.S. Treasury Ultra Bond ..................................................... 1 03/20/26 118 (127)
6,539
$ (5,399)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 1,410,201 USD 252,611 Citibank NA 01/05/26 $ 4,736
USD 145,524 BRL 788,161 Barclays Bank plc 01/05/26 1,692
USD 102,209 BRL 546,072 JPMorgan Chase Bank NA 01/05/26 2,556
USD 32,000 BRL 174,368 Morgan Stanley & Co. International plc 01/05/26 180
AUD 9,364 USD 6,150 Morgan Stanley & Co. International plc 01/15/26 100
CHF 2,219 USD 2,800 Goldman Sachs International 01/15/26 4
CHF 19,116 USD 24,000 Morgan Stanley & Co. International plc 01/15/26 159
CHF 13,360 USD 16,750 UBS AG 01/15/26 135
CLP 22,252,800 USD 24,000 Bank of America NA 01/15/26 714
CLP 12,018,310 USD 13,200 Citibank NA 01/15/26 147
CLP 51,142,300 USD 55,000 Goldman Sachs International 01/15/26 1,798
CLP 30,558,000 USD 33,000 UBS AG 01/15/26 937
CNY 184,693 USD 26,300 Goldman Sachs International 01/15/26 193
CNY 1,587,249 USD 223,891 Morgan Stanley & Co. International plc 01/15/26 3,792
COP 24,066,540 USD 6,200 Morgan Stanley & Co. International plc 01/15/26 138
CZK 3,764,120 USD 180,582 Bank of America NA 01/15/26 2,550
CZK 439,954 USD 21,200 Goldman Sachs International 01/15/26 205
EUR 20,000 HUF 7,687,896 Bank of America NA 01/15/26 24
HUF 4,039,479 USD 12,200 Goldman Sachs International 01/15/26 143
HUF 37,287,592 USD 112,480 UBS AG 01/15/26 1,456
IDR 5,027,600,760 USD 299,976 Citibank NA 01/15/26 1,172
IDR 589,778,280 USD 35,300 Goldman Sachs International 01/15/26 27
INR 3,332,936 USD 36,800 HSBC Bank plc 01/15/26 242
KRW 43,871,112 USD 30,000 Goldman Sachs International 01/15/26 393
KRW 5,161,366 USD 3,500 JPMorgan Chase Bank NA 01/15/26 76
MXN 5,644,156 USD 306,300 Bank of America NA 01/15/26 6,838
MXN 452,850 USD 25,000 Citibank NA 01/15/26 124
MXN 703,577 USD 39,000 Morgan Stanley & Co. International plc 01/15/26 34
MYR 1,454,807 USD 351,618 Barclays Bank plc 01/15/26 7,209
PEN 107,920 USD 32,000 Citibank NA 01/15/26 94
PHP 1,772,100 USD 30,000 Citibank NA 01/15/26 63

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BATS: High Income Taxable Series

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
PLN 609,305 USD 166,708 HSBC Bank plc 01/15/26 $ 3,007
PLN 120,376 USD 33,000 Morgan Stanley & Co. International plc 01/15/26 529
RON 207,865 USD 47,183 Goldman Sachs International 01/15/26 748
THB 763,440 USD 24,000 Citibank NA 01/15/26 248
THB 10,122,195 USD 312,896 Standard Chartered Bank 01/15/26 8,597
USD 41,000 JPY 6,380,434 Barclays Bank plc 01/15/26 229
USD 41,000 THB 1,290,065 HSBC Bank plc 01/15/26 26
ZAR 410,101 USD 24,000 Barclays Bank plc 01/15/26 749
ZAR 377,383 USD 22,500 Citibank NA 01/15/26 274
ZAR 3,844,135 USD 222,931 UBS AG 01/15/26 9,053
EGP 2,483,286 USD 51,300 Citibank NA 01/20/26 499
MXN 1,573,463 USD 87,103 Barclays Bank plc 01/26/26 95
PEN 136,115 USD 40,311 Goldman Sachs International 01/26/26 151
PLN 525,464 USD 144,999 Citibank NA 01/26/26 1,350
TRY 1,195,165 USD 27,255 Barclays Bank plc 01/26/26 135
USD 37,977 PHP 2,227,176 HSBC Bank plc 01/26/26 248
USD 45,035 THB 1,414,080 UBS AG 01/26/26 91
MYR 26,850 USD 6,477 Barclays Bank plc 01/27/26 150
MYR 58,569 USD 14,271 Morgan Stanley & Co. International plc 01/27/26 184
USD 215,131 COP 806,632,877 Citibank NA 01/27/26 4,207
USD 35,888 PLN 128,735 Goldman Sachs International 01/27/26 33
NGN 6,527,400 USD 4,400 Citibank NA 01/30/26 116
NGN 55,523,080 USD 37,385 Morgan Stanley & Co. International plc 01/30/26 1,028
BRL 418,929 USD 75,000 Citibank NA 03/18/26 177
MXN 2,116,968 USD 114,889 Goldman Sachs International 03/18/26 1,842
USD 309,535 BRL 1,703,813 Goldman Sachs International 03/18/26 3,786
USD 139,177 EUR 118,000 JPMorgan Chase Bank NA 03/18/26 34
USD 11,347,699 EUR 9,592,000 Morgan Stanley & Co. International plc 03/18/26 37,062
USD 1,250,678 JPY 193,663,000 HSBC Bank plc 03/18/26 6,599
USD 57,882 JPY 8,898,000 JPMorgan Chase Bank NA 03/18/26 722
ZAR 1,975,271 USD 115,188 Citibank NA 03/18/26 3,485
USD 193,522 BRL 1,079,000 JPMorgan Chase Bank NA 04/02/26 699
EGP 1,987,743 USD 39,206 Citibank NA 06/22/26 96
MXN 430,700 USD 23,327 HSBC Bank plc 08/18/26 33
MXN 3,661,000 USD 194,418 Morgan Stanley & Co. International plc 08/18/26 4,144
USD 3,752,773 EUR 3,126,287 HSBC Bank plc 09/16/26 38,478
166,835
BRL 136,350 USD 25,000 BNP Paribas SA 01/05/26 (117)
BRL 171,139 USD 32,000 Morgan Stanley & Co. International plc 01/05/26 (769)
USD 36,634 BRL 202,904 JPMorgan Chase Bank NA 01/05/26 (394)
USD 1,200 BRL 6,648 Morgan Stanley & Co. International plc 01/05/26 (13)
COP 291,262,621 USD 77,577 HSBC Bank plc 01/15/26 (876)
EUR 2,400 HUF 932,750 Barclays Bank plc 01/15/26 (28)
HUF 7,847,040 USD 24,000 HSBC Bank plc 01/15/26 (23)
INR 27,794,099 USD 313,155 Citibank NA 01/15/26 (4,251)
JPY 3,530,610 USD 22,700 HSBC Bank plc 01/15/26 (139)
JPY 2,855,338 USD 18,300 Morgan Stanley & Co. International plc 01/15/26 (54)
PHP 140,752 USD 2,400 JPMorgan Chase Bank NA 01/15/26 (12)
PLN 380,843 USD 106,200 Barclays Bank plc 01/15/26 (120)
THB 1,242,363 USD 39,600 UBS AG 01/15/26 (141)
USD 24,550 AUD 37,000 Barclays Bank plc 01/15/26 (144)
USD 6,076 AUD 9,364 Citibank NA 01/15/26 (174)
USD 2,907 AUD 4,400 JPMorgan Chase Bank NA 01/15/26 (30)
USD 25,000 CHF 19,848 Barclays Bank plc 01/15/26 (85)
USD 18,550 CHF 14,827 Morgan Stanley & Co. International plc 01/15/26 (189)
USD 25,000 COP 97,245,750 Barclays Bank plc 01/15/26 (609)
USD 11,854 EUR 10,100 JPMorgan Chase Bank NA 01/15/26 (21)
USD 99,507 EUR 85,783 Morgan Stanley & Co. International plc 01/15/26 (1,353)
USD 33,000 HUF 10,835,550 Barclays Bank plc 01/15/26 (109)
USD 67,800 PEN 228,908 Citibank NA 01/15/26 (273)
USD 10,000 PHP 592,600 Citibank NA 01/15/26 (53)
USD 33,500 SGD 43,488 HSBC Bank plc 01/15/26 (355)

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BATS: High Income Taxable Series

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 24,000 ZAR 419,039 Bank of America NA 01/15/26 $ (1,288)
USD 32,000 ZAR 547,053 Citibank NA 01/15/26 (1,013)
USD 23,852 MXN 430,700 HSBC Bank plc 01/20/26 (31)
USD 198,826 MXN 3,661,000 Morgan Stanley & Co. International plc 01/20/26 (4,183)
ARS 20,520,348 USD 13,852 Citibank NA 01/26/26 (347)
ARS 13,314,472 USD 8,948 JPMorgan Chase Bank NA 01/26/26 (185)
USD 10,750 ARS 16,770,000 Citibank NA 01/26/26 (287)
USD 5,290 HUF 1,752,784 Goldman Sachs International 01/26/26 (62)
USD 14,939 PEN 50,285 Citibank NA 01/26/26 (9)
USD 5,418 PEN 18,247 Morgan Stanley & Co. International plc 01/26/26 (6)
USD 98,957 PHP 5,863,421 Bank of America NA 01/26/26 (372)
USD 1,542 UYU 60,658 HSBC Bank plc 01/26/26 (11)
USD 26,987 COP 104,578,389 JPMorgan Chase Bank NA 01/27/26 (359)
USD 65,879 CZK 1,373,514 Citibank NA 01/27/26 (959)
USD 7,328 CZK 151,970 Goldman Sachs International 01/27/26 (67)
USD 40,695 HUF 13,492,659 Morgan Stanley & Co. International plc 01/27/26 (498)
USD 21,408 IDR 359,597,436 Bank of America NA 01/27/26 (123)
USD 158,681 IDR 2,658,968,323 BNP Paribas SA 01/27/26 (522)
USD 589,644 MXN 10,942,106 Goldman Sachs International 01/27/26 (16,680)
USD 69,494 MXN 1,255,673 Morgan Stanley & Co. International plc 01/27/26 (85)
USD 5,128 MYR 21,257 Barclays Bank plc 01/27/26 (118)
USD 15,592 MYR 64,162 Morgan Stanley & Co. International plc 01/27/26 (244)
USD 74,042 PEN 250,721 UBS AG 01/27/26 (487)
USD 161,942 PHP 9,570,912 Goldman Sachs International 01/27/26 (173)
USD 409,588 PLN 1,498,439 Goldman Sachs International 01/27/26 (7,745)
USD 309,002 THB 9,998,977 JPMorgan Chase Bank NA 01/27/26 (8,820)
USD 924 TRY 41,247 HSBC Bank plc 01/27/26 (21)
USD 11,285 UYU 452,484 Goldman Sachs International 01/27/26 (301)
USD 66,189 ZAR 1,111,045 Citibank NA 01/27/26 (798)
USD 452,284 ZAR 7,853,754 Standard Chartered Bank 01/27/26 (21,231)
COP 64,430,000 USD 17,000 Citibank NA 01/30/26 (182)
USD 250,847 BRL 1,410,688 Citibank NA 02/03/26 (4,586)
BRL 859,611 USD 154,662 Goldman Sachs International 03/18/26 (405)
COP 40,231,218 USD 10,474 BNP Paribas SA 03/18/26 (81)
JPY 170,924,331 USD 1,105,778 Morgan Stanley & Co. International plc 03/18/26 (7,771)
USD 38,106 CHF 30,000 HSBC Bank plc 03/18/26 (60)
USD 3,740,562 EUR 3,179,017 Barclays Bank plc 03/18/26 (8,052)
USD 233,127 EUR 198,000 Standard Chartered Bank 03/18/26 (349)
USD 3,599,072 GBP 2,689,000 HSBC Bank plc 03/18/26 (24,899)
USD 89,128 MXN 1,637,365 Morgan Stanley & Co. International plc 03/18/26 (1,158)
USD 25,080 BRL 142,000 JPMorgan Chase Bank NA 04/02/26 (297)
(125,197)
$ 41,638
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.00% At Termination
Goldman Sachs
International 06/08/26 3 .00 % USD 3,251 $ 3,392
(a)
Forward settling swaption.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BATS: High Income Taxable Series

OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
USD Currency ............................. Morgan Stanley & Co. International plc 02/26/26 MXN 17.95 USD 5 $ (40)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3.40% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 02/18/26 3 .40 % USD 508 $ (319)
5-Year Interest Rate Swap
(a)
. 2.90% Annual 1-day SOFR Annual
Goldman Sachs
International 02/25/26 2 .90 USD 1,534 (452)
10-Year Interest Rate Swap
(a)
3.25% Annual 1-day SOFR Annual
Goldman Sachs
International 02/25/26 3 .25 USD 824 (279)
1-Year Interest Rate Swap
(a)
. 2.50% At Termination 1-day SOFR At Termination
Goldman Sachs
International 06/08/26 2 .50 USD 3,251 (1,066)
(2,116)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.96% Annual Bank of America NA 02/02/26 3 .96 USD 928 (1,759)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.30% Annual
Goldman Sachs
International 02/02/26 4 .30 USD 205 (907)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.58% Annual Bank of America NA 02/20/26 3 .58 USD 605 (121)
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.50% At Termination
Goldman Sachs
International 06/08/26 3 .50 USD 3,251 (2,094)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual
Morgan Stanley & Co.
International plc 12/08/27 4 .00 USD 1,369 (6,405)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Annual Bank of America NA 12/16/27 4 .50 USD 2,087 (5,576)
(16,862)
$ (18,978)
(a)
Forward settling swaption.
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
42.V1 ........... 5 .00 % Quarterly 06/20/29 B+ USD 281 $ 23,019 $ 14,201 $ 8,818
Markit CDX North American
High Yield Index Series
45.V1 ........... 5 .00 Quarterly 12/20/30 B+ USD 720 55,865 52,365 3,500
$ 78,884 $ 66,566 $ 12,318
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BATS: High Income Taxable Series

Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
7.84% Monthly 1-day TIIEOIS Monthly N/A 01/09/26 MXN 946 $ (26) $ — $ (26)
9.31% Monthly 1-day TIIEOIS Monthly N/A 01/09/26 MXN 2,579 (217) — (217)
3.68% At Termination 1-day EFFR At Termination N/A 01/28/26 USD 17,478 (766) — (766)
1-day TIIEOIS Monthly 7.79% Monthly N/A 02/25/26 MXN 1,074 97 — 97
1-day TIIEOIS Monthly 8.47% Monthly N/A 02/25/26 MXN 2,929 521 — 521
1-day EFFR At Termination 3.59% At Termination 01/28/26
(a)
03/18/26 USD 12,053 (69) — (69)
1-day EFFR At Termination 3.59% At Termination 01/28/26
(a)
03/18/26 USD 11,914 (44) — (44)
8.45% Quarterly 3-mo. JIBAR Quarterly N/A 03/26/26 ZAR 177 (42) — (42)
8.02% Quarterly 3-mo. JIBAR Quarterly N/A 03/26/26 ZAR 277 (50) — (50)
4.53% Annual 1-day SOFR Annual N/A 04/01/26 USD 4,000 (14,979) — (14,979)
8.18% Quarterly 3-mo. JIBAR Quarterly N/A 04/02/26 ZAR 271 (105) — (105)
8.15% Quarterly 3-mo. JIBAR Quarterly N/A 05/07/26 ZAR 502 (197) — (197)
1-day TIIEOIS Monthly 7.73% Monthly N/A 05/11/26 MXN 522 80 — 80
1-day TIIEOIS Monthly 7.73% Monthly N/A 05/11/26 MXN 1,424 216 — 216
1-day TIIEOIS Monthly 7.66% Monthly N/A 06/01/26 MXN 596 98 — 98
1-day TIIEOIS Monthly 7.72% Monthly N/A 06/01/26 MXN 219 39 — 39
7.97% Quarterly 3-mo. JIBAR Quarterly N/A 06/06/26 ZAR 355 (133) — (133)
7.73% Monthly 1-day TIIEOIS Monthly N/A 06/19/26 MXN 2,751 (575) — (575)
1-day TIIEOIS Monthly 7.69% Monthly N/A 06/26/26 MXN 122 24 — 24
1-day TIIEOIS Monthly 7.49% Monthly N/A 08/04/26 MXN 243 41 — 41
6.94% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 405 (61) 8 (69)
7.06% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 822 (165) — (165)
7.03% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 1,741 (328) — (328)
6.86% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 805 (91) — (91)
6.94% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 1,963 (296) — (296)
4.43% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 84 (357) — (357)
4.46% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 360 (1,564) — (1,564)
4.21% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 406 (1,485) — (1,485)
4.22% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 167 (616) — (616)
4.31% At Termination 6-mo. WIBOR Semi-Annual N/A 09/17/26 PLN 170 (62) — (62)
5.24% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 406 (1,195) — (1,195)
6.92% Quarterly 3-mo. JIBAR Quarterly N/A 09/23/26 ZAR 382 (54) — (54)
1-day TIIEOIS Monthly 7.62% Monthly N/A 11/18/26 MXN 394 128 — 128
1-day TIIEOIS Monthly 9.26% Monthly N/A 11/18/26 MXN 1,074 1,227 — 1,227
13.84% At Termination
1-day
BZDIOVER At Termination N/A 01/04/27 BRL 88 (2) — (2)
13.88% At Termination
1-day
BZDIOVER At Termination N/A 01/04/27 BRL 670 59 — 59
6-mo. BUBOR Semi-Annual 6.04% Annual N/A 03/19/27 HUF 2,568 (19) — (19)
6-mo. BUBOR Semi-Annual 6.50% Annual N/A 03/19/27 HUF 7,004 782 — 782
7.25% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/27 ZAR 457 (257) — (257)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 194 (2,366) — (2,366)
5.13% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 116 (1,407) — (1,407)
6-mo. BUBOR Semi-Annual 5.68% Annual N/A 09/17/27 HUF 18,004 (402) — (402)
6-mo. BUBOR Semi-Annual 5.76% Annual N/A 09/17/27 HUF 11,000 (195) — (195)
6-mo. BUBOR Semi-Annual 5.94% Annual N/A 09/17/27 HUF 7,542 (52) — (52)
6-mo. BUBOR Semi-Annual 6.02% Annual N/A 09/17/27 HUF 13,400 (35) — (35)
6-mo. BUBOR Semi-Annual 6.10% Annual N/A 09/17/27 HUF 3,715 7 — 7
6-mo. BUBOR Semi-Annual 6.20% Annual N/A 09/17/27 HUF 7,384 57 — 57
7.02% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 405 (257) — (257)
7.08% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 191 (134) — (134)
6.79% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 187 (76) — (76)
6.93% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 94 (52) 3 (55)
6.99% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 457 (278) — (278)
4.27% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 275 (705) — (705)
4.03% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 127 (164) — (164)
4.18% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 64 (133) — (133)
4.05% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 130 (179) — (179)
3.97% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 310 (299) — (299)
1-day SOFR At Termination 3.23% At Termination 12/11/26
(a)
12/11/27 USD 1,619 664 — 664

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BATS: High Income Taxable Series

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.31% Annual 1-day SOFR Annual N/A 08/31/28 USD 5,250 $ (134,803) $ — $ (134,803)
3-mo. CD_KSDA Quarterly 2.37% Quarterly N/A 09/17/28 KRW 50,679 (593) — (593)
3-mo. CD_KSDA Quarterly 2.40% Quarterly N/A 09/17/28 KRW 111,219 (1,238) — (1,238)
3-mo. CD_KSDA Quarterly 2.40% Quarterly N/A 09/17/28 KRW 213,147 (2,358) — (2,358)
3-mo. CD_KSDA Quarterly 2.41% Quarterly N/A 09/17/28 KRW 11,295 (124) — (124)
3-mo. CD_KSDA Quarterly 2.44% Quarterly N/A 09/17/28 KRW 44,485 (459) — (459)
1-week
CNREPOFIX_
CFXS Quarterly 1.59% Quarterly N/A 12/17/28 CNY 1,032 256 — 256
1-day
BZDIOVER At Termination 13.01% At Termination N/A 01/02/29 BRL 439 (592) — (592)
1-day
BZDIOVER At Termination 13.14% At Termination N/A 01/02/29 BRL 220 (170) — (170)
1-day
BZDIOVER At Termination 13.29% At Termination N/A 01/02/29 BRL 164 144 — 144
1-day TIIEOIS Monthly 7.77% Monthly N/A 11/14/29 MXN 87 33 — 33
1-day TIIEOIS Monthly 9.04% Monthly N/A 11/14/29 MXN 237 662 — 662
7.78% Monthly 1-day TIIEOIS Monthly N/A 12/14/29 MXN 107 (40) — (40)
8.97% Monthly 1-day TIIEOIS Monthly N/A 12/14/29 MXN 292 (780) — (780)
1-day MIBOR Semi-Annual 6.12% Semi-Annual N/A 12/18/29 INR 5,273 646 — 646
1-day MIBOR Semi-Annual 6.12% Semi-Annual N/A 12/18/29 INR 5,273 632 — 632
6-mo. EURIBOR Semi-Annual 2.18% Annual N/A 01/31/30 EUR 10 (94) 1 (95)
6-mo. EURIBOR Semi-Annual 2.21% Annual N/A 01/31/30 EUR 31 (284) 5 (289)
6-mo. EURIBOR Semi-Annual 2.21% Annual N/A 01/31/30 EUR 7 (73) (4) (69)
6-mo. EURIBOR Semi-Annual 2.29% Annual N/A 01/31/30 EUR 15 (116) (2) (114)
6-mo. EURIBOR Semi-Annual 2.42% Annual N/A 01/31/30 EUR 12 145 3 142
6-mo. EURIBOR Semi-Annual 2.63% Annual N/A 01/31/30 EUR 35 548 690 (142)
6-mo. EURIBOR Semi-Annual 2.18% Annual N/A 02/03/30 EUR 5 (46) — (46)
6-mo. EURIBOR Semi-Annual 2.43% Annual N/A 02/03/30 EUR 24 314 48 266
7.80% Monthly 1-day TIIEOIS Monthly N/A 02/07/30 MXN 133 (50) — (50)
8.65% Monthly 1-day TIIEOIS Monthly N/A 02/07/30 MXN 361 (753) — (753)
1-day SOFR Annual 3.92% Annual N/A 02/26/30 USD 1,400 22,978 — 22,978
6-mo. PRIBOR Semi-Annual 3.46% Annual N/A 03/19/30 CZK 655 166 — 166
6-mo. PRIBOR Semi-Annual 3.60% Annual N/A 03/19/30 CZK 240 (72) — (72)
6-mo. BUBOR Semi-Annual 6.15% Annual N/A 03/19/30 HUF 1,065 14 — 14
6-mo. BUBOR Semi-Annual 6.55% Annual N/A 03/19/30 HUF 2,905 466 — 466
7.94% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/30 ZAR 1,078 (3,449) — (3,449)
7.82% Monthly 1-day TIIEOIS Monthly N/A 05/06/30 MXN 133 (49) — (49)
7.73% Monthly 1-day TIIEOIS Monthly N/A 05/06/30 MXN 361 (66) — (66)
7.82% Monthly 1-day TIIEOIS Monthly N/A 05/27/30 MXN 60 (22) — (22)
7.77% Monthly 1-day TIIEOIS Monthly N/A 05/27/30 MXN 163 (44) — (44)
6-mo. EURIBOR Semi-Annual 2.20% Annual N/A 06/04/30 EUR 133 (378) — (378)
1-day TIIEOIS Monthly 7.82% Monthly N/A 06/07/30 MXN 137 50 — 50
1-day TIIEOIS Monthly 7.82% Monthly N/A 06/07/30 MXN 373 136 — 136
6-mo. PRIBOR Semi-Annual 3.56% Annual N/A 06/18/30 CZK 201 81 — 81
6-mo. PRIBOR Semi-Annual 3.62% Annual N/A 06/18/30 CZK 74 7 — 7
7.77% Monthly 1-day TIIEOIS Monthly N/A 06/21/30 MXN 44 (11) — (11)
1-day TIIEOIS Monthly 7.72% Monthly N/A 06/24/30 MXN 376 55 — 55
1-day TIIEOIS Monthly 7.67% Monthly N/A 07/30/30 MXN 201 1 — 1
1-day TIIEOIS Monthly 7.69% Monthly N/A 07/30/30 MXN 2,161 109 — 109
1-week
CNREPOFIX_
CFXS Quarterly 1.45% Quarterly N/A 09/17/30 CNY 677 (593) — (593)
1-week
CNREPOFIX_
CFXS Quarterly 1.56% Quarterly N/A 09/17/30 CNY 90 (13) — (13)
6-mo. PRIBOR Semi-Annual 3.39% Annual N/A 09/17/30 CZK 358 (315) — (315)
6-mo. PRIBOR Semi-Annual 3.41% Annual N/A 09/17/30 CZK 855 (730) — (730)
6-mo. PRIBOR Semi-Annual 3.55% Annual N/A 09/17/30 CZK 748 (394) — (394)
6-mo. PRIBOR Semi-Annual 3.62% Annual N/A 09/17/30 CZK 240 (91) — (91)

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BATS: High Income Taxable Series

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6-mo. PRIBOR Semi-Annual 3.64% Annual N/A 09/17/30 CZK 719 $ (237) $ — $ (237)
6-mo. PRIBOR Semi-Annual 3.81% Annual N/A 09/17/30 CZK 478 28 — 28
6-mo. WIBOR Semi-Annual 4.04% Annual N/A 09/17/30 PLN 309 868 — 868
6-mo. WIBOR Semi-Annual 4.14% Annual N/A 09/17/30 PLN 97 397 — 397
6-mo. WIBOR Semi-Annual 4.14% Annual N/A 09/17/30 PLN 109 457 — 457
6-mo. BUBOR Semi-Annual 5.96% Annual N/A 09/17/30 HUF 2,905 (52) — (52)
6-mo. BUBOR Semi-Annual 6.16% Annual N/A 09/17/30 HUF 1,217 9 — 9
6-mo. BUBOR Semi-Annual 6.21% Annual N/A 09/17/30 HUF 599 9 — 9
6-mo. BUBOR Semi-Annual 6.22% Annual N/A 09/17/30 HUF 1,511 23 — 23
6-mo. BUBOR Semi-Annual 6.27% Annual N/A 09/17/30 HUF 1,191 27 — 27
7.22% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 560 (889) — (889)
7.49% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 1,210 (2,749) — (2,749)
7.63% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 572 (1,490) — (1,490)
7.60% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 1,078 (2,724) — (2,724)
7.37% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 282 (552) 29 (581)
3-mo. CD_KSDA Quarterly 2.91% Quarterly N/A 12/17/30 KRW 126,117 (947) — (947)
6-mo. PRIBOR Semi-Annual 3.91% Annual N/A 12/17/30 CZK 2,309 457 — 457
4.08% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 114 (476) — (476)
4.10% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 114 (498) — (498)
4.08% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 113 (466) — (466)
6-mo. PRIBOR Semi-Annual 3.97% Annual 03/18/26
(a)
03/18/31 CZK 908 243 — 243
6.75% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 631 (175) — (175)
1-day SOFR Annual 3.86% Annual N/A 04/01/31 USD 400 5,973 — 5,973
1-day MIBOR Semi-Annual 6.44% Semi-Annual N/A 09/18/34 INR 2,963 811 — 811
1-day SOFR Annual 3.70% Annual N/A 01/06/35 USD 343 (3,209) — (3,209)
1-day THOR Quarterly 1.38% Quarterly N/A 09/17/35 THB 122 (74) — (74)
1.35% Quarterly 1-day THOR Quarterly N/A 09/17/35 THB 122 83 86 (3)
1-day TIIEOIS Monthly 8.27% Monthly N/A 12/05/35 MXN 1,057 381 — 381
$ (152,578) $ 867 $ (153,445)
(a)
Forward swap.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France SA ...... 5 .00 % Quarterly
JPMorgan Chase Bank
NA 06/20/27 CCC+ EUR 51 $ 1,895 $ 1,246 $ 649
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
8.07% At Termination 1-day IBR At Termination Barclays Bank plc 09/17/26 COP 16,818 $ 90 $ — $ 90
8.40% At Termination 1-day IBR At Termination Barclays Bank plc 09/17/26 COP 7,045 32 — 32
8.61% At Termination 1-day IBR At Termination Barclays Bank plc 09/17/26 COP 14,916 60 — 60
8.64% At Termination 1-day IBR At Termination Barclays Bank plc 09/17/26 COP 6,898 28 — 28
8.69% At Termination 1-day IBR At Termination Barclays Bank plc 09/17/26 COP 3,471 13 — 13

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BATS: High Income Taxable Series

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/25/26 COP 16,818 $ 97 $ — $ 97
1-day IBR Quarterly 9.31% Quarterly
Goldman Sachs
International 12/17/27 COP 118,922 (871) — (871)
1-day IBR Quarterly 9.37% Quarterly
Goldman Sachs
International 12/17/27 COP 118,051 (831) — (831)
1-day IBR Quarterly 9.54% Quarterly
Morgan Stanley & Co.
International plc 12/17/27 COP 234,375 (1,461) — (1,461)
4.44% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International 12/17/27 CLP 119,115 (23) — (23)
1-day
BZDIOVER At Termination 12.44% At Termination JPMorgan Chase Bank NA 01/02/29 BRL 785 (5,389) — (5,389)
1-day
BZDIOVER At Termination 12.95% At Termination Bank of America NA 01/02/29 BRL 279 (727) — (727)
1-day
BZDIOVER At Termination 13.00% At Termination Bank of America NA 01/02/29 BRL 325 (736) — (736)
1-day
BZDIOVER At Termination 13.00% At Termination Barclays Bank plc 01/02/29 BRL 500 (1,132) — (1,132)
1-day
BZDIOVER At Termination 13.12% At Termination Bank of America NA 01/02/29 BRL 1,306 (2,026) — (2,026)
1-day
BZDIOVER At Termination 13.31% At Termination Barclays Bank plc 01/02/29 BRL 31 (12) — (12)
1-day
BZDIOVER At Termination 13.33% At Termination Barclays Bank plc 01/02/29 BRL 70 (40) — (40)
1-day
BZDIOVER At Termination 13.34% At Termination Barclays Bank plc 01/02/29 BRL 61 5 — 5
1-day
BZDIOVER At Termination 13.34% At Termination Barclays Bank plc 01/02/29 BRL 193 (46) — (46)
1-day
BZDIOVER At Termination 13.42% At Termination Bank of America NA 01/02/29 BRL 133 35 — 35
1-day
BZDIOVER At Termination 13.43% At Termination Barclays Bank plc 01/02/29 BRL 29 5 — 5
1-day
BZDIOVER At Termination 14.03% At Termination Barclays Bank plc 01/02/29 BRL 70 349 — 349
9.36% Quarterly 1-day IBR Quarterly
Goldman Sachs
International 12/17/29 COP 65,963 811 — 811
9.42% Quarterly 1-day IBR Quarterly
Goldman Sachs
International 12/17/29 COP 65,769 774 — 774
9.54% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc 12/17/29 COP 128,979 1,387 — 1,387
$ (9,608) $ — $ (9,608)
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/26 USD 760 $ 2,951 $ (4,861) $ 7,812
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .06%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .01

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BATS: High Income Taxable Series

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 3 .64%
1-day IBR ........................................... Colombian Reference Banking Indicator 8 .75
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5 .67
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .79
1-day THOR ......................................... Thailand Overnight Repo Rate ON 1 .25
1-day TIIEOIS ........................................ Mexico Interbank TIIE 1-day 7 .30
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 2 .20
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .81
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 6 .75
3-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .89
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 6 .39
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .11
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .54
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .77
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 11,084,535 $ — $ 11,084,535
Corporate Bonds
Australia ............................................. — 508,566 — 508,566
Belgium ............................................. — 198,854 — 198,854
Canada ............................................. — 791,093 — 791,093
Czech Republic ........................................ — 227,033 — 227,033
Denmark ............................................. — 113,384 — 113,384
Finland .............................................. — 347,337 — 347,337
France .............................................. — 2,775,992 — 2,775,992
Germany ............................................ — 2,264,418 — 2,264,418
Greece .............................................. — 244,665 — 244,665
Ireland .............................................. — 222,553 — 222,553
Israel ............................................... — 180,058 — 180,058
Italy ................................................ — 1,620,886 — 1,620,886
Japan ............................................... — 469,920 — 469,920
Jersey, Channel Islands ................................... — 122,702 — 122,702
Luxembourg .......................................... — 1,794,077 — 1,794,077
Netherlands ........................................... — 1,750,272 — 1,750,272
Spain ............................................... — 693,492 — 693,492
Sweden ............................................. — 420,553 — 420,553
Switzerland ........................................... — 286,531 — 286,531

Schedule of Investments
(unaudited) (continued)
December 31, 2025
BATS: High Income Taxable Series

Level 1 Level 2 Level 3 Total
United Kingdom ........................................ $ — $ 4,814,522 $ — $ 4,814,522
United States .......................................... — 16,112,713 259,064 16,371,777
Foreign Agency Obligations ................................. — 337,140 — 337,140
Foreign Government Obligations .............................. — 5,660,356 — 5,660,356
Non-Agency Mortgage-Backed Securities ........................ — 13,380,579 — 13,380,579
Preferred Securities ....................................... — 1,078,991 — 1,078,991
U.S. Government Sponsored Agency Securities .................... — 16,057,040 — 16,057,040
Short-Term Securities
Foreign Government Obligations .............................. — 275,497 — 275,497
Money Market Funds ...................................... 4,915,311 — — 4,915,311
Options Purchased
Interest rate contracts ...................................... — 3,392 — 3,392
Liabilities
Investments
TBA Sale Commitments .................................... — (3,358,586) — (3,358,586)
$ 4,915,311 $ 80,478,565 $ 259,064 $ 85,652,940
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 12,967 $ — $ 12,967
Foreign currency exchange contracts ............................ — 166,835 — 166,835
Interest rate contracts ....................................... 10,242 52,065 — 62,307
Liabilities
Foreign currency exchange contracts ............................ — (125,237) — (125,237)
Interest rate contracts ....................................... (15,641) (226,284) — (241,925)
$ (5,399) $ (119,654) $ — $ (125,053)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CNREPOFIX_CFXS China Fixing Repo Rates
DAC Designated Activity Company
EFFR Effective Federal Funds Rate
EURIBOR Euro Interbank Offered Rate
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
PRIBOR Prague Interbank Offered Rate
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TIIEOIS Mexico Interbank TIIE 1-day
THOR Thailand Overnight Repo Rate ON
WIBOR Warsaw Interbank Offered Rate
Fair Value Hierarchy as of Period End (continued)